Document and Entity Information (USD $)	12 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KNM
Entity Registrant Name	KONAMI CORP
Entity Central Index Key	0001191141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float
Entity Common Stock, Shares Outstanding	138,618,060

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	¥ 63,669	¥ 76,451
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥380 million at March 31, 2012 and ¥683 million at March 31, 2013	33,066	33,647
Inventories	26,349	22,121
Deferred income taxes, net	20,749	20,503
Prepaid expenses and other current assets	9,650	9,243
Total current assets	153,483	161,965
PROPERTY AND EQUIPMENT, net	62,651	62,251
INVESTMENTS AND OTHER ASSETS:
Investments in marketable securities	440	429
Investment in affiliate	2,247	2,184
Identifiable intangible assets	42,225	41,283
Goodwill	21,934	21,875
Lease deposits	26,625	26,827
Deferred income taxes, net	1,875	976
Other assets	11,468	10,216
Total investments and other assets	106,814	103,790
TOTAL ASSETS	322,948	328,006
CURRENT LIABILITIES:
Short-term borrowings	4,681	2,300
Current portion of long-term debt	5,000	5,000
Current portion of capital lease and financing obligations	2,166	2,458
Trade notes and accounts payable	14,443	16,290
Accrued income taxes	4,104	10,449
Accrued expenses	19,971	19,993
Deferred revenue	5,464	5,595
Other current liabilities	3,683	5,805
Total current liabilities	59,512	67,890
LONG-TERM LIABILITIES:
Long-term debt, less current portion		5,000
Capital lease and financing obligations, less current portion	22,588	24,803
Accrued pension and severance costs	1,531	1,641
Deferred income taxes, net	4,424	4,024
Other long-term liabilities	8,894	8,928
Total long-term liabilities	37,437	44,396
TOTAL LIABILITIES	96,949	112,286
COMMITMENTS AND CONTINGENCIES (Notes 10 and 23)
EQUITY:
Common stock, no par value- Authorized 450,000,000 shares; issued 143,500,000 shares at March 31, 2012 and 2013: outstanding 138,620,152 shares at March 31, 2012 and 138,618,060 shares at March 31, 2013	47,399	47,399
Additional paid-in capital	74,175	74,175
Legal reserve	284	284
Retained earnings	113,808	107,565
Accumulated other comprehensive income (loss)	1,009	(2,719)
Treasury stock, at cost- 4,879,848 shares at March 31, 2012 and 4,881,940 shares at March 31, 2013	(11,250)	(11,246)
Total KONAMI CORPORATION stockholders' equity	225,425	215,458
Noncontrolling interest	574	262
TOTAL EQUITY	225,999	215,720
TOTAL LIABILITIES AND EQUITY	¥ 322,948	¥ 328,006

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 683	¥ 380
Common stock, par value	¥ 0	¥ 0
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	143,500,000	143,500,000
Common stock, shares outstanding	138,618,060	138,620,152
Treasury stock, shares	4,881,940	4,879,848

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
NET REVENUES:
Product sales revenue	¥ 103,928	¥ 140,159	¥ 156,867
Service and other revenue	122,067	125,599	101,121
Total net revenues	225,995	265,758	257,988
COSTS AND EXPENSES:
Costs of products sold	64,152	89,924	102,741
Costs of services rendered and others	88,661	84,491	86,291
Selling, general and administrative	51,307	50,051	46,253
Earthquake related impairment charges and expenses		342	4,455
Gain on bargain purchase			(2,543)
Total costs and expenses	204,120	224,808	237,197
Operating income	21,875	40,950	20,791
OTHER INCOME (EXPENSES):
Interest income	182	215	268
Interest expense	(1,300)	(1,427)	(1,541)
Foreign currency exchange gain (loss), net	1,285	331	(342)
Other, net	(127)	(43)	(94)
Other income (expenses), net	40	(924)	(1,709)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	21,915	40,026	19,082
INCOME TAXES:
Current	9,099	14,117	7,319
Deferred	(626)	2,824	(918)
Total	8,473	16,941	6,401
EQUITY IN NET INCOME OF AFFILIATED COMPANY	44	52	41
NET INCOME	13,486	23,137	12,722
NET INCOME (LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	312	125	(212)
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	¥ 13,174	¥ 23,012	¥ 12,934
PER SHARE DATA:
Basic net income attributable to KONAMI CORPORATION stockholders per share	¥ 95.04	¥ 166.23	¥ 96.48
Diluted net income attributable to KONAMI CORPORATION stockholders per share	¥ 95.04	¥ 166.23	¥ 96.48

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 13,486	¥ 23,137	¥ 12,722
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	3,646	(455)	(2,153)
Net unrealized gains (losses) on available-for-sale securities	79	0	(55)
Pension liability adjustment	3	283	(171)
Other comprehensive income (loss)	3,728	(172)	(2,379)
Comprehensive income (loss)	17,214	22,965	10,343
Comprehensive income (loss) attributable to the non controlling interest	312	125	(219)
Comprehensive income attributable to KONAMI CORPORATION	¥ 16,902	¥ 22,840	¥ 10,562

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Legal Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock, at Cost [Member]	Total KONAMI CORPORATION stockholders' equity [Member]	Noncontrolling Interest [Member]
Beginning balance at Mar. 31, 2010	¥ 189,231	¥ 47,399	¥ 77,089	¥ 284	¥ 83,055	¥ (175)	¥ (23,187)	¥ 184,465	¥ 4,766
Cash dividends attributable to KONAMI CORPORATION stockholders	(5,739)				(5,739)			(5,739)
Cash dividends attributable to noncontrolling interest	(54)								(54)
Purchase of treasury stock	(101)						(101)	(101)
Reissuance of treasury stock	4,727		(1,599)				6,326	4,727
Comprehensive income:
Net income	12,722				12,934			12,934	(212)
Foreign currency translation adjustments	(2,153)					(2,140)		(2,140)	(13)
Net unrealized gains (losses) on available-for-sale securities	(55)					(55)		(55)
Pension liability adjustment	(171)					(177)		(177)	6
Comprehensive income (loss)	10,343							10,562	(219)
Ending balance at Mar. 31, 2011	198,407	47,399	75,490	284	90,250	(2,547)	(16,962)	193,914	4,493
Cash dividends attributable to KONAMI CORPORATION stockholders	(5,697)				(5,697)			(5,697)
Purchase of treasury stock	(29)						(29)	(29)
Reissuance of treasury stock	5,745		0				5,745	5,745
Equity transaction with noncontrolling interests and others	(5,671)		(1,315)					(1,315)	(4,356)
Comprehensive income:
Net income	23,137				23,012			23,012	125
Foreign currency translation adjustments	(455)					(455)		(455)
Net unrealized gains (losses) on available-for-sale securities	0					0		0
Pension liability adjustment	283					283		283
Comprehensive income (loss)	22,965							22,840	125
Ending balance at Mar. 31, 2012	215,720	47,399	74,175	284	107,565	(2,719)	(11,246)	215,458	262
Cash dividends attributable to KONAMI CORPORATION stockholders	(6,931)				(6,931)			(6,931)
Purchase of treasury stock	(6)						(6)	(6)
Reissuance of treasury stock	2		0				2	2
Comprehensive income:
Net income	13,486				13,174			13,174	312
Foreign currency translation adjustments	3,646					3,646		3,646
Net unrealized gains (losses) on available-for-sale securities	79					79		79
Pension liability adjustment	3					3		3
Comprehensive income (loss)	17,214							16,902	312
Ending balance at Mar. 31, 2013	¥ 225,999	¥ 47,399	¥ 74,175	¥ 284	¥ 113,808	¥ 1,009	¥ (11,250)	¥ 225,425	¥ 574

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash dividends attributable to KONAMI CORPORATION stockholders, per share	¥ 50	¥ 50	¥ 32

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 13,486	¥ 23,137	¥ 12,722
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	10,513	9,798	12,388
Provision for doubtful receivables	266	44	(192)
Earthquake related impairment charges and expenses			4,455
Gain on bargain purchase			(2,543)
Loss on sale or disposal of property and equipment, net	176	311	271
Equity in net income of affiliated company	(44)	(52)	(41)
Deferred income taxes	(626)	2,824	(918)
Change in assets and liabilities, net of businesses acquired:
Decrease (increase) in trade notes and accounts receivable	2,427	(5,406)	2,385
Decrease (increase) in inventories	(5,484)	2,201	(2,632)
Decrease in prepaid expense	623	790	101
Increase (decrease) in trade notes and accounts payable	(3,066)	(2,458)	2,357
Increase (decrease) in accrued income taxes, net of tax refunds	(6,343)	4,396	576
Increase (decrease) in accrued expenses	70	1,947	(425)
Increase (decrease) in deferred revenue	(386)	830	(1,157)
Decrease in advance received	(847)	(256)	(185)
Other, net	(529)	(191)	(557)
Net cash provided by operating activities	10,236	37,915	26,605
Cash flows from investing activities:
Capital expenditures, including interest capitalized	(9,927)	(9,260)	(10,554)
Proceeds from sales of property and equipment	79	11	8
Acquisition of new subsidiaries, net of cash acquired			679
Decrease in lease deposits, net	189	466	497
Net decrease (increase) in term deposits	(569)	1,412	(1,412)
Acquisition of business	(1,245)
Other, net	(102)	(275)	9
Net cash used in investing activities	(11,575)	(7,646)	(10,773)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings, net	2,124	(1,700)	680
Repayments of long-term debt			(278)
Redemption of bonds	(5,000)	(5,000)
Principal payments under capital lease and financing obligations	(2,578)	(2,385)	(2,678)
Dividends paid	(6,919)	(5,689)	(5,785)
Purchases of treasury stock by parent company	(6)	(29)	(101)
Proceeds from sale-leaseback transaction		1,547	1,975
Other, net	2	2	5
Net cash used in financing activities	(12,377)	(13,254)	(6,182)
Effect of exchange rate changes on cash and cash equivalents	934	(105)	(849)
Net increase (decrease) in cash and cash equivalents	(12,782)	16,910	8,801
Cash and cash equivalents, beginning of year	76,451	59,541	50,740
Cash and cash equivalents, end of year	¥ 63,669	¥ 76,451	¥ 59,541

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

1.    Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

Business and Organization

KONAMI CORPORATION (the “Company”) was founded in 1969 and was incorporated under the laws of Japan in March 1973. The Company and its subsidiaries (collectively “KONAMI”) engage in production and sale of video game software for home video game systems, game machines for installation in amusement arcades and other entertainment venues and other amusement-related products, and operation of health and fitness club facilities. The principal markets for KONAMI’s products are Japan, North America, Europe, Asia and Australia while all of its health and fitness club facility operation is in Japan.

Substantially all of KONAMI’s revenues from content for social networks, video game software have historically been derived from sales of software for use on proprietary game platforms developed and manufactured by other manufacturers. KONAMI may only publish its games for use on the manufacturers’ game platforms if it receives a platform license from them, which is generally for an initial term of several years and may be extended for additional one-year terms. If KONAMI cannot obtain licenses to develop video game software from manufacturers of popular game platforms or if any of its existing license agreements are terminated, it will not be able to release software for those platforms, which may have a negative impact on its results of operations and profitability. To date, KONAMI has successfully obtained extensions or new agreements with the platform manufacturers each time it has attempted to do so. These licenses include other provisions such as approval rights by the manufacturers of all products and related promotional materials which could have an effect on KONAMI’s costs and the release date of new game titles.

In the United States, Canada and Australia, the manufacture and distribution of KONAMI’s gaming machines are subject to numerous federal, state and local regulations. In addition, KONAMI may be subject to regulation as a gaming operator if it enters into lease participation agreements under which it shares in the revenues generated by gaming machines. These regulations are constantly changing and evolving, and may curtail gaming in various jurisdictions in the future, which would decrease the number of jurisdictions from which KONAMI can generate revenues. KONAMI and its key personnel are subject to an extensive investigation before each jurisdictional gaming license is issued. Moreover, KONAMI’s gaming machines are subjected to independent testing and evaluation prior to approval from each jurisdiction. Generally, regulatory authorities have broad discretion when granting, renewing or revoking these game approvals and licenses.

Basis of Presentation

The consolidated financial statements herein are presented in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Reclassifications

Certain reclassifications have been made to the prior year’s consolidated financial statements to conform to the presentation used for the year ended March 31, 2013.

Summary of Significant Accounting Policies

(a) Consolidation Policy

The accompanying consolidated financial statements include the accounts of the Company and all of its majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

(b) Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an initial maturity of three months or less.

(c) Marketable Securities

KONAMI classifies its debt and marketable equity securities into one of three categories: trading, available-for-sale, or held-to-maturity securities. Trading securities are bought and held primarily for the purpose of selling them in the near term. Held-to-maturity securities are those securities in which KONAMI has the ability and intent to hold until maturity. All securities not included in trading or held-to-maturity categories are classified as available-for-sale. Trading and available-for-sale securities whose fair values are readily determinable are recorded at fair value. Held-to-maturity securities are recorded at amortized cost, adjusted for the accretion or amortization of premiums or discounts. Unrealized gains and losses on trading securities are included in earnings. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from sale of available-for-sale securities are determined based on the average cost method. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Dividend income is recognized when received. As of March 31, 2012 and 2013, all equity securities held by KONAMI are classified as available-for-sale.

On a continuous basis, but no less frequently than at the end of each quarter period, KONAMI evaluates the cost basis of an available-for-sale security for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at date of evaluation compared to that at date of acquisition, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the fair value of an available-for-sale security relative to the cost basis of the investment, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors.

KONAMI evaluates the cost basis of a held-to-maturity debt security for possible other-than-temporary impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. The published credit ratings of investee companies that are “BB” or lower are considered an indication of other-than-temporary impairment.

Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

(d) Investment in Affiliate

For those investments in affiliates in which the Company has the ability to exercise significant influence over the affiliate’s operations (generally when its voting interest is between 20% and 50%), the equity method of accounting is used. Under this method, the investment is initially recorded at cost and is adjusted to recognize the Company’s share of the net earnings or losses of the affiliates. All significant intercompany profits from these affiliates have been eliminated. Investments in non-marketable equity securities in which the Company does not consolidate or account for under the equity method are carried at cost.

The difference between the initial cost of an investment and the estimated fair value of underlying equity in net assets of an equity method investee (“investor level goodwill”) is not amortized but continues to be reviewed for impairment at the total investment level. When an other-than-temporary decline in value of an equity-method investment occurs, an impairment loss is recognized in earnings. On a continuous basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in investee companies for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Any impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. A decline in the fair value of an investment below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the investment is established. The impairment is first applied to reduce the amount of any investor level goodwill, and then to the remaining basis in the investment.

(e) Inventories

Inventories, consisting of merchandise for resale, finished products, work-in-process, raw materials and supplies, are stated at the lower of cost or market. Cost is determined by the specific identification method for software products, and by the weighted average method for others.

(f) Property and Equipment

Property and equipment are carried at cost. Depreciation is computed on the declining-balance method using estimated useful lives ranging from 10 to 50 years for buildings and structures and from 2 to 20 years for tools, furniture and fixtures. Equipment under capital leases is stated at the lower of the present value of minimum lease payments or the fair value of the leased equipment at the inception of the lease and is amortized over the shorter of the lease term or estimated useful life of the asset.

Ordinary maintenance and repairs are expensed as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts and any differences are included in operating income or loss.

KONAMI recognizes a liability for asset retirement obligations in the period in which it is incurred if sufficient information is available to make a reasonable estimate of fair value. When a company initially recognizes a liability for an asset retirement obligation, it must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived asset.

(g) Software for Internal Use

KONAMI has capitalized costs associated with software systems for internal use, that have reached the application stage and meet recoverability tests as capitalized computer software in the accompanying consolidated balance sheets. Such capitalized costs primarily include external direct costs utilized in developing or obtaining the applications. Capitalization of such costs ceases at the point in which the project is substantially complete and ready for its intended use, and the costs capitalized are amortized on a straight-line basis over the estimated useful life of each application, ranging from 2 to 5 years. KONAMI expenses costs incurred during the preliminary project stage which include costs for making strategic decisions about the project, and determining performance and system requirements. KONAMI also expenses costs incurred for internal-use software in the post-implementation stage such as training and maintenance costs.

(h) Business Combinations

KONAMI accounts for business combinations under the acquisition method and, accordingly, has recognized assets acquired including identifiable intangible assets, liabilities assumed and noncontrolling interests based on the respective estimated fair values at the acquisition date. Acquisition costs are expensed as incurred.

(i) Goodwill and Other Identifiable Intangible Assets

Goodwill represents the difference between the cost of an acquired company and amounts allocated to the estimated fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests. Identifiable intangible assets represent intangible assets related to trademarks, gaming licenses, memberships, patents, customer relationships and franchise and other contracts acquired in connection with acquisitions of subsidiaries.

KONAMI performs an assessment of goodwill for impairment at least annually, and more frequently if an indicator of impairment has occurred, using a two-step process. The first step requires identification of reporting units and determination of the fair value for each individual reporting unit. KONAMI has determined its reporting units to be the same as its reportable segments. The fair value of each reporting unit is then compared to the reporting unit’s carrying amount including assigned goodwill.

To the extent a reporting unit’s carrying amount exceeds its fair value; the second step of the impairment test is performed by comparing the implied fair value of the reporting unit’s goodwill to its carrying amount. If the implied fair value of a reporting unit’s goodwill is less than its carrying amount, an impairment loss is recognized.

For the purpose of evaluating the recoverability of the carrying value of goodwill, KONAMI engages an independent appraiser to assist management in its determination of the fair values of its reporting units. In its computation of the fair values, the appraiser primarily utilizes a discounted cash flow analysis as well as other valuation approaches including the stock price, market capitalization and asset and liability structure of the reporting units. Significant assumptions used in this analysis includes 1) expected future revenue growth rates, profit margins and working capital levels of the reporting units, 2) a discount rate, and 3) a terminal value multiples.

The revenue growth rates, profit margins and working capital levels of the reporting units are based on management’s expectation of future results.

In September 2011, the FASB issued ASU 2011-08 “Testing Goodwill for Impairment.” This ASU permits an entity to make a qualitative assessment before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. KONAMI adopted this ASU during the year ended March 31, 2013.

In evaluating the recoverability of other intangible assets which were allocated to the reporting units, KONAMI primarily utilizes a discounted cash flow analysis as well as other applicable valuation approaches, and if applicable, independent valuations.

Intangible assets determined to have an indefinite useful life are also tested for impairment annually or more frequently if there is an indication of potential impairment. KONAMI also reassesses indefinite useful life determinations periodically for each asset. Meanwhile, intangible assets with finite useful lives are amortized over their estimated useful lives on a straight line basis. KONAMI assesses the recoverability of these intangible assets in a manner similar to KONAMI’s other long-lived assets as described below.

(j) Impairment or Disposal of Long-Lived Assets

KONAMI’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors KONAMI considers important which could trigger an impairment review include: significant underperformance relative to expected historical or projected future operating results; significant changes in the manner of the use of the assets or the strategy for overall business; significant negative industry or economic trends. When it is determined that the carrying amount of assets or asset groups to be held and used may not be recoverable based upon the existence of one or more of these indicators of impairment, recoverability is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(k) Derivative Financial Instruments

From time to time, KONAMI uses certain derivative financial instruments to manage its foreign currency risks. KONAMI may enter into forward contracts to reduce its exposure to short-term (generally no more than one year) movements in exchange rates applicable to firm funding commitments that are denominated in currencies other than the Japanese yen.

KONAMI reports all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. For derivative instruments designated and effective as fair value hedges, changes in the fair value of the derivative instrument and of the hedged item attributable to the hedged risk are recognized in earnings. For derivative instruments designated as cash flow hedges, the effective portion of any hedge is reported in accumulated other comprehensive income (loss) until it is recognized in earnings in the same period in which the hedged item affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of all hedges are reported in current earnings each period. Changes in fair value of derivative instruments that are not designated as a hedge are recorded each period in current earnings. If a derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the current period. To date, KONAMI has not designated any derivative instrument as a hedge.

(l) Income Taxes

KONAMI accounts for income taxes based on income before income tax on its consolidated statement of income. Deferred income taxes are recognized by the asset and liability method for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards using enacted tax rates in effect for the years in which those temporary differences and operating loss and credit carryforwards are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

KONAMI recognizes the financial statement effects of tax positions when it is more likely than not that the tax positions, taken or expected to be taken in a tax return, will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are included in income taxes in its consolidated financial statements.

(m) Revenue Recognition

KONAMI derives revenue from primarily three sources: (i) product revenue, which includes packaged game software and other products, amusement machines and related equipment, gaming machines and related casino management systems, and pachinko slot machines and LCDs for pachinko machines, (ii) service revenue from game content, which includes content for social networks and e-AMUSEMENT Participation, and (iii) membership fee revenue from health and fitness club members.

For those sources that do not involve delivery of multiple software or other deliverables, KONAMI recognizes revenue based on the basic criteria outlined below:

Persuasive Evidence of an Arrangement.

For product sales, it is KONAMI’s customary practice to have a written contract, which is signed by both the customer and KONAMI, or a purchase order or amendment to the written contract from those customers that have previously negotiated a standard purchase agreement.

For content for social networks, KONAMI enters into agreements with certain social game platform providers, in which KONAMI provides content for social networks through the platform to players. The agreements specify for distribution, provision and allocation of revenue in regard with the content for social networks. The number of virtual goods purchased by the players within the games is electronically recorded by KONAMI’s server as well as by the servers of the platform providers. The platform providers collect cash from players based on the data and pays proceeds to KONAMI, net of the contractual fees attributable to their social game platform.

For KONAMI’s health and fitness clubs, members are required to sign a standard monthly membership agreement upon admission, which is automatically renewed unless the member provides advance notice of his or her intention to cancel prior to the tenth day of the month at the end of which the membership will terminate.

Delivery has Occurred or Service has been Rendered to the Player.

Packaged game software and other products are physically delivered to customers, with standard transfer terms. Also, KONAMI’s game machines and related equipment are physically delivered to customers as a fully-assembled, ready to be installed unit. These arrangements generally include an acceptance clause. KONAMI recognizes revenue from product sales upon delivery and acceptance, which is the timing the rights and risks are transferred to the customer. Generally, KONAMI does not permit exchanges nor accept returns of unsold merchandise except in the case of obvious defects. In certain limited circumstances KONAMI may allow returns, for which management estimates the related allowances based upon management’s evaluation of historical experience, the nature of the software titles and other factors. KONAMI maintains detail listings of software titles in distribution channel, closely monitor their movements, and is able to reasonably estimate future credits to be issued for price protection. These estimates are deducted from gross sales.

Revenue from content for social networks is recognized when the services, related to the virtual goods within the game, have been rendered to the player. For purposes of determining when the service has been rendered to the player, KONAMI has determined that an implied obligation to the paying player exists for it to continue providing the purchased virtual goods within the social game over the period the player is expected to access the game or when the virtual goods are consumed. KONAMI categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action. Common characteristics of consumable goods may include virtual goods that are no longer displayed on the player’s game board and do not provide the player any continuing benefit following consumption. For the sale of consumable virtual goods, KONAMI recognizes revenue as the goods are consumed. Durable virtual goods represent virtual goods that are accessible to the player over an extended period of time. KONAMI recognizes revenue from the sale of durable virtual goods on a straight-line basis over the estimated average playing period. The average playing period of paying players for the applicable game is estimated to be from five months to eight months based on the analysis of historical online usage data. Future paying player usage patterns and behavior may differ from the historical usage patterns and therefore the estimated average playing periods may change in the future.

Revenue from health and fitness club membership is derived primarily from monthly membership fees received from club members. Revenue for those fees is recognized as monthly charges are generally made to the members’ accounts in advance, at the end of each month, with respect to the following month’s membership. This policy requires KONAMI to defer the applicable membership fee revenue for one month.

The Price is Fixed or Determinable.

The price customers pay for KONAMI’s products is negotiated at the outset of an arrangement, and is generally determined by the specific volume of product to be delivered. Therefore, the prices are considered to be fixed or determinable at the start of the arrangement.

As for content for social networks, prices of virtual goods offered to the players and the fees attributable to social game platform providers are fixed by the agreements.

KONAMI’s membership fee for health and fitness clubs is fixed at the time of admission of the member.

Collection is Probable.

Probability of collection is assessed on a customer-by-customer basis. KONAMI typically sells to customers with whom KONAMI has a history of successful collection. New customers are subject to a credit review process that evaluates the customers’ financial position and ultimately their ability to pay. For KONAMI’s health and fitness clubs, the collectability of membership fees is assured as it generally charges members’ accounts one-month in advance.

For those sources that involve multiple software deliverables, management evaluates revenue recognition based on the following criteria;

(1)	if and when each element has been delivered

(2)	whether undelivered elements are essential to the functionality of the delivered elements

(3)	whether vender-specific objective evidence of fair value (VSOE) exists for undelivered elements

(4)	allocation of the total price among the various elements

For those sources that involve multiple deliverables except for multiple software deliverables, KONAMI applies the recognition criteria. Specifically, deliverables are divided into separate units of accounting if:

(1)	each item has value to the customer on a stand-alone basis, and

(2)	delivery of any undelivered item is considered probable and substantially in KONAMI’s control.

Separate units of accounting are recognized in earnings as they are delivered or ratably over the service period, as applicable.

KONAMI recognizes revenue from packaged software with online functionality for certain platforms in its Digital Entertainment Segment, which is hosted on its internal servers, as multiple software deliverables. As VSOE of fair value for the online services could not be established, revenue from the packaged products has not been allocated among the packaged game products and the online service for those titles, and the entire revenue from the sale of the packaged products has been recognized on a straight-line basis over the estimated online service period. The service period is estimated to be six months based on historical online usage data.

KONAMI’s Digital Entertainment Segment sells amusement machines, provides disposal service for the amusement machines, provides e-AMUSEMENT service which is connecting multiple amusement arcades online, and e-AMUSEMENT Participation service which is sharing playing fees of users with customers (amusement arcade operators), as multiple deliverable arrangements. KONAMI does not grant the right to return amusement machines to the customers. The customers are granted the right to receive disposal services for the amusement machines at the point of sale as a fixed fee arrangement, which is exercisable within 5 to 7 years and require KONAMI to dispose of the machines at the end of their useful lives. The e-AMUSEMENT connection service and e-AMUSEMENT Participation service are a separate contract from the sale of the machines. However, those service contracts are generally entered into concurrently with the sale of the machines. KONAMI has concluded that each of these components contained in such arrangements is a separate unit of accounting since they have standalone value and therefore recognizes revenue when the customers have accepted the machine or when the services have been rendered. Under a selling price hierarchy modified by those standards, consideration is allocated to each component based on the relative selling price for the deliverables. The selling price for a deliverable is based on VSOE or third party evidence, which is the price of the vendor’s or any competitor’s largely interchangeable services in standalone sales to similarly situated customers.

Revenue from casino management systems that are a part of the Gaming & Systems Segment are recognized as multiple deliverable arrangements. Revenues for individual deliverables are generally recognized when the recognition criteria for that element has been met. Maintenance service revenue is recognized ratably over the maintenance period based on VSOE of selling price established by renewal rates.

(n) Software Development Costs

Research and development expenses are charged to earnings as incurred. Research and development expenses included in selling, general and administrative expenses amounted to ¥2,163 million, ¥2,444 million and ¥2,412 million for the years ended March 31, 2011, 2012 and 2013, respectively, in the accompanying consolidated statements of income.

KONAMI capitalizes certain software development costs incurred after technological feasibility is established or for development costs that have alternative future uses. Under KONAMI’s current practice of developing new game software products, technological feasibility is not established until substantially all development activities are complete, which generally include the development of a working template and the related tools. For game products where a proven game engine technology exists and other criteria supporting the technological feasibility of the game title in development have been met, which include coding and testing of unique or unproven functions and features, KONAMI capitalizes these costs and begins to expense them upon release of the product through cost of revenues or writes them off when they are deemed unrecoverable.

(o) Royalties and License Fees

KONAMI pays royalties and license fees to professional sports organizations and certain other third parties for use of their trade names. Minimum portions of such royalties and license fees paid up-front are recorded as prepaid royalties and are expensed to costs of products sold over terms ranging primarily from 2 to 12 months. Variable portions of such royalties and license fees, which are generally determined based on the number of copies shipped at the predetermined royalty rates, are expensed to cost of products sold based on actual shipment. Management periodically evaluates the future realizability of prepaid royalties and charges to income any amounts deemed unlikely to be realized. Prepaid royalties amounted to ¥307 million and ¥430 million at March 31, 2012 and 2013, respectively, and were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

(p) Shipping and Handling Expenses

Shipping and handling expenses are charged to earnings as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Shipping and handling expenses amounted to ¥2,692 million, ¥2,594 million and ¥2,152 million for the years ended March 31, 2011, 2012 and 2013, respectively.

(q) Advertising Expenses

Advertising expenses are charged to earnings as incurred and are included in Selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expenses amounted to ¥8,947 million, ¥9,017 million and ¥11,455 million for the years ended March 31, 2011, 2012 and 2013, respectively.

(r) Foreign Currencies Transactions and Translations

Transactions denominated in foreign currencies are recorded using the exchange rates in effect as of the transaction dates. The related foreign currency asset and liability balances are re-measured based on exchange rates prevailing at each balance sheet date with the resulting gain or loss charged to earnings.

Assets and liabilities of a foreign subsidiary where the functional currency is other than Japanese yen are translated into Japanese yen at the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at average exchange rates during the current year. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

(s) Consumption Taxes

Revenue is presented net of applicable consumption taxes.

(t) Use of Estimates

Preparation of these consolidated financial statements requires management of KONAMI to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statements, and the reported amounts of revenue and expenses during the reporting periods. There can be no assurance that actual results will not differ from those estimates.

KONAMI has identified five areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are service period for deferred net revenue, accounting for software development costs, impairment of long-lived and intangible assets, realizability of deferred tax assets, and reserves for income tax uncertainties.

(u) Net Income Per Share

Basic net income attributable to KONAMI CORPORATION stockholders per common share excludes dilution for potential common stock and is computed by dividing consolidated net income (loss) attributable to KONAMI CORPORATION stockholders by the weighted-average number of common shares outstanding. Diluted net income attributable to KONAMI CORPORATION stockholders per common share reflects the effect of potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net income attributable to KONAMI CORPORATION stockholders per common share is calculated by dividing net income attributable to KONAMI CORPORATION stockholders by the sum of the weighted-average number of common shares plus additional shares that would be outstanding if potential dilutive shares had been issued.

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen
	2011	2012	2013
Net income available for KONAMI CORPORATION stockholders	¥12,934	¥23,012	¥13,174

	Shares
Weighted-average common shares outstanding	134,065,450	138,433,751	138,619,128

Common stock and common stock equivalents	134,065,450	138,433,751	138,619,128

	Yen
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥96.48	¥166.23	¥95.04

Diluted	¥96.48	¥166.23	¥95.04

There were no potentially dilutive shares outstanding for the years ended March 31, 2011, 2012 and 2013.

(v) New Accounting Pronouncements Adopted

Effective April 1, 2012, KONAMI has adopted ASU 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which was subsequently amended by ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05”. ASU 2011-05 requires the presentation of net income and other comprehensive income in a single continuous statement or in two separate but consecutive statements and eliminates the current option to report comprehensive income in the statement of equity. KONAMI has elected to adopt ASU 2011-05 using the two separate but consecutive statements presentation method.

Business Combinations	12 Months Ended
Mar. 31, 2013
Business Combinations

2.    Business Combinations

In accordance with a share exchange agreement between the Company and TAKASAGO ELECTRIC INDUSTRY CO., LTD. (formerly Abilit Corporation, “TAKASAGO”), pursuant to the resolution of the Company’s board of directors’ meeting held on September 21, 2010, the Company executed the share exchange agreement on January 1, 2011 and made TAKASAGO a wholly owned subsidiary of the Company. Under the terms of the agreement, 0.052 shares of the Company’s common stock were exchanged for one common share of TAKASAGO. The Company issued approximately 2,593 thousand shares from its treasury stock for all of the shares of TAKASAGO. The fair value of the acquisition price for the shares of TAKASAGO was ¥4,476 million, which was determined based on the allocated number of the Company’s treasury stocks to TAKASAGO’s shareholders and the Company’s stock price at the share exchange date. TAKASAGO’s operating results have been included in the Company’s consolidated financial statements from the date of acquisition. Costs related to the acquisition of TAKASAGO of ¥27 million were reported in the operating expense in the accompanying consolidated statements of income.

TAKASAGO is engaged in the business of production and sale of pachinko and pachinko slot machines. KONAMI targets to enhance the corporate value by combining the KONAMI Group’s business resources with the extensive expertise of TAKASAGO in the field.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Millions of Yen
Current assets	¥6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457

Total assets acquired	16,086

Current liabilities	5,352
Long-term liabilities	3,715

Total liabilities assumed	9,067

Net assets acquired	7,019

The fair value of current assets acquired includes trade notes and account accounts receivable and the gross amount due under the contract is ¥ 1,617 million of which ¥489 million is expected to be uncollectible. The acquired identifiable intangible assets consist of memberships in the trade association related to pachinko business with an indefinite useful life of ¥6,640 million, patents of ¥1,418 million with weighted-average useful life 17 years and trademarks of ¥355 million with useful life 20 years.

Upon the initial completion of the purchase price allocation, the fair value of the net assets acquired exceeded the fair value of the purchase consideration transferred. Before recognizing a bargain purchase gain, KONAMI reassessed whether it has correctly identified all of the assets acquired and all of the liabilities assumed and also reviewed the procedures used to measure the amounts required to be recognized at the acquisition date for the identifiable assets acquired and liabilities assumed and the consideration transferred.

As a result, a bargain purchase gain of ¥2,543 million was recognized and included in the accompanying consolidated statements of income for the year ended March 31, 2011. KONAMI believes the bargain purchase gain resulted from various factors including KONAMI’s recognition and fair value measurement of certain identifiable intangible assets that TAKASAGO was not able to effectively utilize, TAKASAGO’s deteriorating financial condition and its willingness to restructure its operations under KONAMI Group’s expertise.

Revenues and loss before income taxes of TAKASAGO and its subsidiaries amounted to ¥79 million and ¥630 million for the year ended March 31, 2011, respectively, in the accompanying consolidated statements of income.

The following unaudited pro forma condensed combined results of operations for KONAMI were prepared assuming that the foregoing acquisition had been completed as of April 1, 2010. This pro forma condensed combined financial information did not purport to represent what KONAMI’s results of operations would actually have been if such transaction had in fact occurred on such date. The pro forma adjustments were based upon available information and upon certain assumptions that management believes were reasonable.

Millions of Yen
2011
Total net revenues	¥260,566
Net income attributable to KONAMI CORPORATION	7,087

On July 2, 2012, 4K Media Inc. (formerly 4K Acquisition Corp.), a subsidiary of the Company, entered into an asset purchase agreement with 4Kids Entertainment, Inc., which was engaged in the business of production of television and movie programs and licensing-out its content. The purpose of this agreement was to upgrade and extend the content of the Digital Entertainment business. The assets including merchandising rights to its content were acquired for ¥1,164 million in cash. Costs related to the acquisition of these assets of ¥43 million were reported in the operating expense in the accompanying consolidated statements of income.

The following table summarizes the fair values of the assets acquired at the acquisition date:

Millions of Yen
Current assets	¥125
Property and equipment	7
Identifiable intangible assets	1,001
Other assets	31

Total assets acquired	¥1,164

The acquired identifiable intangible assets consist of distribution and merchandising rights of ¥985 million and libraries of ¥16 million, which will be amortized over their estimated useful lives of 8 years.

The results of operations of 4K Media Inc. from the acquisition date to the year ended March 31, 2013 were not material. The pro forma condensed combined financial information is not disclosed because the effect of this acquisition on KONAMI’s consolidated financial statements is not material.

Investment in Affiliate	12 Months Ended
Mar. 31, 2013
Investment in Affiliate

3.    Investment in Affiliate

The carrying amounts of investment in affiliate as of March 31, 2012 and 2013 were ¥2,184 million and ¥2,247 million, respectively.

At March 31, 2011, 2012 and 2013, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2011	2012	2013
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen
	2012	2013
Financial Position:
Property and equipment, net	¥11,361	¥11,090
Other assets, net	19,569	18,884

Total assets	¥30,930	¥29,974

Debt	¥7,642	¥8,400
Other liabilities	14,335	12,260
Noncontrolling interest	83	95
Total Resort Solution stockholders’ equity	8,870	9,219

Total liabilities and equity	¥30,930	¥29,974

	Millions of Yen
	2011	2012	2013
Operations:
Revenues	¥19,961	¥17,992	¥20,069
Cost of revenues	9,403	8,696	7,710
Selling, general and administrative expenses	10,430	9,177	11,718

Operating income	128	119	641
Interest expense, net	(122)	(151)	(181)
Other, net	321	524	58

Net income	¥327	¥492	¥518

The difference between the amount at which an investment is carried and the amount of underlying equity in net assets represents mainly intangible assets recognized at the Company.

The Company’s shares of undistributed earnings of the affiliate included in the consolidated retained earnings were earnings of nil as of March 31, 2011, 2012 and 2013.

The investment in Resort Solution with a carrying amount of ¥2,184 million and ¥2,247 million as of March 31, 2012 and 2013, respectively, was traded on established markets and was quoted at a market value of ¥1,847 million and ¥2,549 million as of March 31, 2012 and 2013, respectively.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

4.    Inventories

Inventories at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Finished products	¥7,158	¥7,813
Work in process	10,078	13,513
Raw materials and supplies	4,885	5,023

Total	¥22,121	¥26,349

Investments in Marketable Securities	12 Months Ended
Mar. 31, 2013
Investments in Marketable Securities

5.    Investments in Marketable Securities

Investments in marketable securities at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	March 31, 2012				March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥511	¥11	¥(93)	¥429	¥397	¥43	—	¥440

Total	¥511	¥11	¥(93)	¥429	¥397	¥43	—	¥440

Gross unrealized holding losses on available-for-sale securities and the fair value of the related securities in a continuous unrealized loss position at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012				March 31, 2013
	Less than 12 months		12 months or greater		Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥1	¥0	¥129	¥93	—	—	—	—

Total	¥1	¥0	¥129	¥93	—	—	—	—

Property and Equipment	12 Months Ended
Mar. 31, 2013
Property and Equipment

6.    Property and Equipment

Property and equipment at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Property and equipment, at cost:
Land	¥14,532	¥14,542
Buildings and structures	75,301	77,796
Tools, furniture and fixtures	25,050	26,672
Construction in progress	182	2,050

Total	115,065	121,060
Less-Accumulated depreciation and amortization	(52,814)	(58,409)

Net property and equipment	¥62,251	¥62,651

See Note 11 for assets under capital leases that are included in the above.

Depreciation and amortization expense for the years ended March 31, 2011, 2012 and 2013 amounted to ¥8,432 million, ¥7,482 million and ¥7,469 million, respectively.

When KONAMI identifies a change in circumstances that indicates the carrying amount of long-lived assets might not be recoverable, KONAMI considers the impairment of the assets.

For the purpose of assessing impairment of long-lived assets used for Health & Fitness operations, grouping is at the individual club operation level which is considered to be the lowest level at which identifiable cash flows are largely independent of the cash flows of other assets. The carrying amount of the club assets is compared to the expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the club. Cash flows are projected for each club based on historical results and expectations. In cases where the expected future cash flows are less than the carrying amount of the assets, those clubs are considered impaired and the assets are written down to fair value. For purposes of estimating fair value, KONAMI utilized the projected future cash flows of the impaired clubs discounted at its weighted average cost of capital.

During the fiscal year ended March 31, 2011, KONAMI recognized a pre-tax impairment charge of ¥2,253 million for long-lived assets related to damaged facilities by the Great East Japan Earthquake in March 2011, which was included in earthquake related impairment charges and expenses in the accompanying consolidated statements of income for the year ended March 31, 2011. See Note 8.

Goodwill and Identifiable Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Identifiable Intangible Assets

7.    Goodwill and Identifiable Intangible Assets

In the fourth quarter of the fiscal year ended March 31, 2011, KONAMI determined that the fair value of indefinite lived intangible assets related to trademarks in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥1,900 million was recognized and reported in earthquake related impairment charges and expenses in the accompanying consolidated statements of income for the year ended March 31, 2011. The impairment is attributable to the direct and indirect effects of the Great East Japan Earthquake, which took place in March 2011, on the business of the reporting unit as well as on Japanese economy as a whole. See Note 8.

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2011	¥15,187	¥6,568	¥125	¥21,880
Foreign currency translation adjustment	(5)	—	—	(5)

Balance at March 31, 2012	¥15,182	¥6,568	¥125	¥21,875
Foreign currency translation adjustment	59	—	—	59

Balance at March 31, 2013	¥15,241	¥6,568	¥125	¥21,934

Identifiable intangible assets at March 31, 2012 and 2013 primarily representing intangible assets acquired in connection with acquisitions of subsidiaries consisted of the following:

	Millions of Yen
	2012	2013
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582
Customer relationships	418	418
Patents	1,418	1,418
Trademarks	355	355
Distribution and merchandising rights	—	985
Others	—	95
Less-Accumulated amortization	(1,091)	(1,274)

Net amortized identifiable intangible assets	2,682	3,579

Identifiable intangible assets with an indefinite life:
Trademarks	31,653	31,653
Gaming licenses	308	353
Memberships	6,640	6,640

Total unamortized identifiable intangible assets	38,601	38,646

Total identifiable intangible assets	¥41,283	¥42,225

Intangible assets determined to have an indefinite useful life have been reassessed at least annually based on the factors including, but not limited to, the expected use of the asset by KONAMI, legal or contractual provisions that may affect the useful life or renewal or extension of the asset’s contractual life without substantial cost, and the effects of demand, competition and other economic factors. Intangible assets related to customer relationships, patents and franchise and other contracts have been amortized over their estimated useful lives of 3 to 20 years.

The aggregate amortization expense for identifiable intangible assets for the years ended March 31, 2011, 2012 and 2013 was ¥197 million, ¥280 million and ¥399 million, respectively.

The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	¥457
2015	444
2016	377
2017	367
2018	367

Earthquake related impairment charges and expenses	12 Months Ended
Mar. 31, 2013
Earthquake related impairment charges and expenses

8.    Earthquake related impairment charges and expenses

During the fiscal year ended March 31, 2011 and 2012, KONAMI recognized certain losses and expenses related to the damage of certain facilities in Health & Fitness Segment caused by the Great East Japan Earthquake in March 2011.

The following table summarizes the losses and expenses recognized in the accompanying consolidated statement of income for the year ended March 31, 2011, 2012 and 2013:

	Millions of Yen
	2011	2012	2013
Impairment charges of long-lived assets	¥2,253	—	—
Impairment charge of identifiable intangible assets	1,900	—	—
Write-offs of damaged property and equipment	186	—	—
Repair expenses and others	116	¥342	—

Total	¥4,455	¥342	—

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2011 is more fully discussed in Note 6 and 7, respectively.

Other Assets	12 Months Ended
Mar. 31, 2013
Other Assets

9.    Other Assets

Other assets at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, net	¥4,635	¥5,893
Investments in non-marketable securities	613	706
Other	4,968	4,869

Total other assets	¥10,216	¥11,468

KONAMI acquired computer software of ¥3,510 million and ¥3,901 million in fiscal years 2012 and 2013, respectively.

Capitalized computer software at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, at cost	¥23,913	¥27,408
Less—Accumulated amortization	(19,278)	(21,515)

Capitalized computer software, net	¥4,635	¥5,893

Amortization expense of computer software for the years ended March 31, 2011, 2012 and 2013 amounted to ¥3,637 million, ¥1,993 million and ¥2,595 million, respectively.

Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	2,469
2015	1,516
2016	981
2017	620
2018	307

Amortization expense of other intangible assets for the years ended March 31, 2011, 2012 and 2013 amounted to ¥122 million, ¥43 million and ¥50 million, respectively.

Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2013
Short-term Borrowings and Long-term Debt

10.    Short-term Borrowings and Long-term Debt

A summary of short-term borrowings at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Unsecured short-term borrowings from banks	¥2,300	¥4,681

Short-term borrowings	¥2,300	¥4,681

Weighted-average interest rates on short-term borrowings were both 0.61% at March 31, 2012 and 2013. The interest rates ranged from 0.53% to 0.65% and 0.46% to 0.85% per annum at March 31, 2012 and 2013, respectively. The above-mentioned short-term borrowings from banks included $20,000 (¥1,881 Million) thousand loans denominated in foreign currencies.

A summary of long-term debt at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Unsecured 1.61% per annum bonds due in September 2012	¥5,000	—
Unsecured 1.73% per annum bonds due in September 2013	5,000	¥5,000

Total long-term debt	10,000	5,000
Less: current portion	(5,000)	¥(5,000)

Long-term debt, non-current portion	¥5,000	—

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 5, 2007. At March 31, 2012 and 2013, KONAMI did not have any assets that were pledged as collateral for any of the debt obligations.

The Company has committed lines of credit available for immediate borrowings amounting to ¥20,000 million with certain financial institutions on November 7, 2006. As the five-year expiration date arrived, the Company contracted new committed lines amounting to ¥25,000 million in the years ended March 31, 2012. KONAMI did not have any balance for the agreements as of March 31, 2012 and 2013. The aggregate commitment fee paid for such credit line agreements for the years ended March 31, 2012 and 2013 amounted to ¥16 million and ¥19 million, respectively.

The aggregate annual maturities of long-term debt outstanding at March 31, 2013 are as follows:

Millions of Yen
Year ending March 31,
2014	5,000

Leases	12 Months Ended
Mar. 31, 2013
Leases

11.    Leases

KONAMI is obligated under various capital leases and noncancelable operating leases.

For the year ended March 31, 2011 and 2012, certain tools, furniture and fixtures were sold for ¥1,975 million and ¥788 million, respectively, and then leased back. These leases were accounted for as a capital lease since the rights of ownership are to be transferred to the lessee at the end of respective lease terms of 3 to 10 years.

For the year ended March 31, 2012, certain properties including buildings were sold at ¥759 million and leased back. Those sale-leaseback contractual terms are 10 years, and the rights of ownership are to be transferred to the lessee at the end of lease term of 10 years. Based upon KONAMI’s continuing involvement under the applicable accounting standards, those sale-leaseback transactions were accounted for under the financing method and the proceeds from the transactions were recognized as financing obligations.

At March 31, 2012 and 2013, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet reported under capital leases and financing obligations were as follows:

	Millions of Yen
	2012	2013
Building and structures	¥21,476	¥21,479
Tools, furniture and fixtures	4,584	4,082
Accumulated amortization	(14,224)	(18,130)

Net leased property	¥11,836	¥7,431

Amortization of capitalized leases is included in depreciation expense.

Future minimum lease payments under capital leases and financing obligations and noncancelable operating leases as of March 31, 2013 are as follows:

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2014	¥3,176	¥9,857
2015	3,073	9,684
2016	2,892	9,601
2017	2,675	9,423
2018	2,468	8,446
2019 and thereafter	17,493	38,240

Total minimum lease payments	¥31,777	¥85,251

Less: amount representing interest	(7,023)

Present value of net minimum lease payments	24,754
Less: current portion	(2,166)

Non-current portion	¥22,588

KONAMI occupies certain offices and lease equipment under cancelable lease arrangements. Rental expenses for all operating leases for the years ended March 31, 2011, 2012 and 2013 totaled ¥18,438 million, ¥18,255 million and ¥18,172 million, respectively, and were included in costs of products sold, costs of services rendered and others and selling, general and administrative expenses in the accompanying consolidated statements of income.

Asset Retirement Obligations	12 Months Ended
Mar. 31, 2013
Asset Retirement Obligations

12.    Asset Retirement Obligations

KONAMI has asset retirement obligations arising from the contractual requirements to perform certain asset retirement activities at the time that certain leasehold improvements relating primarily to the office and the health and fitness facilities are disposed of. The liability was initially measured at fair value and subsequently is adjusted for accretion expenses and changes in amount or timing of estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of related long-lived assets and depreciated over the assets’ useful life.

The following table presents the activity for asset retirement obligations for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Balance at beginning of year	¥3,424	¥3,489
Accretion expense	85	84
Liabilities settled	(478)	(380)
Additional liabilities incurred	458	40
Changes in estimates, including timing	(0)	(50)

Balance at end of year	¥3,489	¥3,183

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

13.    Income Taxes

The Company and its domestic subsidiaries were subject to national corporate tax of 30%, corporate inhabitant tax of approximately 20.7% as a percentage of national corporate tax and enterprise tax of approximately 7.5%, after considering the deductible nature of certain taxes, which in the aggregate resulted in a statutory income tax rate of 40.9% for the years ended March 31, 2011 and 2012. The Company and its domestic subsidiaries are subject to national corporate tax of 28%, corporate inhabitant tax of approximately 20.7% as a percentage of national corporate tax and enterprise tax of approximately 7.5%, after considering the deductible nature of certain taxes, which in the aggregate resulted in a statutory income tax rate of 38.0% for the years ended March 31, 2013. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

Due to the amendments to the Japanese corporate tax law that were enacted on November 30, 2011, the corporate tax rate was changed. As a result, the aggregate statutory income tax rate was reduced to 38.0% for fiscal years from April 1, 2012 to March 31, 2015, and to 35.6% for fiscal years from April 1, 2015 and thereafter. KONAMI recognized deferred tax assets and liabilities resulting from temporary differences and operating loss and credit carryforwards based on the enacted tax rates that will be applied when those differences and loss and credit carryforwards are expected to reverse. The effect of the tax rate change was not material and was charged to income taxes in the consolidated statements of income for the year ended March 31, 2012.

In the fiscal year ended March 31, 2011, the Company and its wholly owned domestic subsidiaries applied for the consolidated tax return filing system of the national corporate taxes, and the application was approved by the national tax agency. The Company started to file the consolidated tax return from the fiscal year ended March 31, 2012. Accordingly, the Company evaluated the realizability of the national corporate tax portion of deferred tax assets as of March 31, 2011 based on the projected future taxable income of the consolidated tax filing group.

The income before income taxes and equity in net income of an affiliated company and income tax expense (benefit) for the years ended March 31, 2011, 2012 and 2013 consisted of the following:

	Millions of Yen
	2011	2012	2013
Income before income taxes and equity in income of an affiliated company:
Japan	¥8,756	¥31,066	¥18,385
Foreign	10,326	8,960	3,530

Total	¥19,082	¥40,026	¥21,915

Income taxes—Current:
Japan	¥5,413	¥12,538	¥8,736
Foreign	1,906	1,579	363

Total	¥7,319	¥14,117	¥9,099

Income taxes—Deferred:
Japan	¥(1,557)	¥2,574	¥21
Foreign	639	250	(647)

Total	¥(918)	¥2,824	¥(626)

The significant components of total income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥6,401	¥16,941	¥8,473
Equity in net income (loss) of an affiliated company	(6)	22	22
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(33)	(0)	44
Foreign currency translation adjustment	—	43	16
Pension liability adjustment	(122)	196	2

Total income taxes	¥6,240	¥17,202	¥8,557

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2011	2012	2013
Statutory income tax rate	40.9%	40.9%	38.0%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.8	1.0	1.3
Non-taxable income	(0.1)	(0.1)	(0.1)
Change in valuation allowance	1.5	(1.7)	(2.4)
Dividend of overseas subsidiaries	0.7	0.4	0.3
Adjustment of estimated income tax accruals	1.4	(0.5)	0.4
Unrecognized tax benefits	(4.3)	0.0	2.2
Tax credit, principally research	(5.4)	(1.1)	(1.2)
Effect of tax rate changes	—	3.0	—
Other, net	(2.9)	0.4	0.2

Effective income tax rate	33.6%	42.3%	38.7%

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued enterprise taxes	¥1,091	¥665
Accrued expenses	3,210	3,814
Accrued pension and severance costs	813	548
Allowance for doubtful accounts	224	343
Inventories	15,733	15,377
Net operating loss carryforwards	14,401	14,440
Property and equipment basis differences	3,596	3,697
Asset retirement obligations	1,314	1,236
Deferred revenue	767	414
Investments in affiliate	1,354	1,335
Other	2,294	2,706

Gross deferred tax assets	44,797	44,575
Less valuation allowance	(10,330)	(9,487)

Total deferred tax assets	34,467	35,088
Deferred tax liabilities:
Intangible assets	(14,809)	(14,634)
Investments in subsidiaries	(1,123)	(1,139)
Other	(1,479)	(1,486)

Gross deferred tax liabilities	(17,411)	(17,259)

Net deferred tax assets	¥17,056	¥17,829

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss and credit carryforwards are utilizable. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible and utilizable, management believes it is more likely than not that KONAMI will realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2013.

The net change in the total valuation allowance for the years ended March 31, 2011, 2012 and 2013 was an increase of ¥10,996 million, a decrease of ¥1,945 million and a decrease of ¥843 million, respectively. The increase in the valuation allowance for the years ended March 31, 2011 mainly resulted from the acquisition of TAKASAGO, where valuation allowance for its existing net operating loss carryforwards was provided at the acquisition date.

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Current assets:
Deferred income taxes, net	¥20,503	¥20,749
Investments and other assets:
Deferred income taxes, net	976	1,875
Current liabilities:
Other current liabilities, net	(399)	(371)
Long-term liabilities:
Deferred income taxes, net	(4,024)	(4,424)

Net deferred tax assets	¥17,056	¥17,829

At March 31, 2013, KONAMI had operating loss carryforwards aggregating approximately ¥46,654 million, which will expire as follows:

Millions of Yen
Year ending March 31
2014	¥5,058
2015	5,664
2018	9,443
2019	12,244
2020	3,122
2021	8,764
2022 and thereafter	2,359

Total	¥46,654

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen
	2011	2012	2013
Balance at beginning of year	¥706	—	¥1,006
Additions for tax positions of prior years	—	¥1,006	2,331
Settlements with taxing authorities	¥(706)	—	¥(3,337)

Balance at end of year	—	¥1,006	—

As of March 31, 2012 and 2013, the amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is immaterial.

Although KONAMI believes its estimates and assumptions of unrecognized tax benefits are reasonable, given the uncertainty regarding when tax authorities will complete their examinations, the items subject to their examinations and the possible outcomes of their examinations, an accurate estimate of significant increases that may occur within the next twelve months cannot be made as of March 31, 2013.

KONAMI recognizes interest and penalties related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both the amount of interest and penalties in the consolidated balance sheets accrued as of March 31, 2012 and 2013, and the amount of interest and penalties included in income taxes in the consolidated statements of income for the years ended March 31, 2012 and 2013 are not material.

KONAMI files its income tax returns in various tax jurisdictions. KONAMI is no longer subject to tax examinations by the respective local tax authorities for fiscal years prior to the year ended March 31, 2004 for major tax jurisdictions in Europe, Germany, fiscal years prior to the year ended March 31, 2008 in United States and Australia, and fiscal years prior to the year ended March 31, 2008 in Japan.

Severance and Retirement Plans	12 Months Ended
Mar. 31, 2013
Severance and Retirement Plans

14.    Severance and Retirement Plans

The Company and its domestic subsidiaries’ defined benefit severance and retirement plans covering its employees, were terminated or transitioned to new defined contribution plans by March 31, 2012. These plans generally provided retirement benefits and lump-sum severance payments to the employees based on employee’s rates of pay at the time of termination, years of service and certain other factors.

KONAMI recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the consolidated balance sheets and reported the adjustments, after considering tax effect, as a component of accumulated other comprehensive income (loss). The adjustments made to accumulated other comprehensive income (loss) represent actuarial (gain) loss and unamortized prior service cost.

The Company and certain of its domestic subsidiaries terminated the defined benefit plans, resulting in a settlement gain for the year ended March 31, 2011.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated existing defined benefit plans and made a transition to new defined contribution plans, resulting in a settlement losses. Meanwhile, certain domestic subsidiaries encouraged the voluntary retirement plans, resulting in special granting termination benefits.

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries’ plans are as follows:

	Millions of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,246	—
Service cost	132	—
Interest cost	15	—
Benefits paid	(1,406)	—
Effects of transitions to defined contribution plans	(1,759)	—
Curtailments and settlements	¥(228)	—

Benefit obligation, end of year	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥1,403	—
Actual return on plan assets	14	—
Employer contribution	100	—
Benefits paid	(487)	—
Effects of transitions to defined contribution plans	(1,011)	—
Curtailments and settlements	¥(19)	—

Fair value of plan assets, end of year	—	—

Funded status, end of year	—	—

Recognized accumulated other comprehensive loss at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Actuarial net loss	¥(52)	¥(49)

	¥(52)	¥(49)

Net periodic cost of the Company and its domestic subsidiaries’ plans for the years ended March 31, 2011, 2012 and 2013 included the following components:

	Millions of Yen
	2011	2012	2013
Service cost—benefits earned during the year	¥254	¥132	—
Interest cost on projected benefit obligation	33	15	—
Expected return on plan assets	(26)	(14)	—
Recognized actuarial loss	20	20	—
Settlement (gain) or loss	(103)	292	¥5
Loss from special termination benefit	—	769	—

Net periodic cost	¥178	¥1,214	¥5

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Weighted-average assumptions:
Discount rate	0.9%	0.9%	—
Assumed rate of increase in future compensation levels	1.8%	1.5%	—
Expected long-term rate of return on plan assets	2.0%	2.0%	—

The Company and its domestic subsidiaries determine the expected long-term rate of return on plan assets of the various asset investments categories. When determining the rate, management considers the current expectations for future returns and the actual historical returns of each plan asset category.

The Company and its domestic subsidiaries have participated in Kanto IT Software Pension Fund (the Fund) as a multi-employer pension plan. The Fund was established pursuant to a Japanese law by multi-employers which are mainly Software and IT industry companies, and is a welfare pension fund for a multi-employer contributory plan. The benefits which the Fund makes are retirement plans, lump-sum severance payments and lump-sum benefits for bereaved family. The Fund is a Japanese domestic plan and thus there is not an Employer Identification Number or a Pension Plan Number under in the U.S. There is not a U.S. Pension Protection Plan Act zone status applicable for the plan. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. There is no collective bargaining agreement applicable to the plan.

The risks of Participating in a multi-employer plan are different from a single-employer plan in the following aspects; assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers; and if a participating employer stops contributing to the plan, any unfunded obligations of the plan may be borne by the remaining participating employers.

As of March 31, 2011, 2012 and 2013, our participation in the Fund is outlined in the table below. The Fund financial information for the year ended March 31, 2013 was not available at the time of these consolidated financial statements were issued. Therefore, the Company discloses the Fund financial information as of March 31, 2011 and 2012 as these were the most recent dates available.

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2012	2013	2012	2013	2011	2012	2013	2012	2013
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	809	781	790	No	No	—

The Fund financial statements for the years ended March 31, 2011 and 2012 indicated total plan asset of ¥171,945 million and ¥186,190 million, respectively; total actuarial present value of accumulated benefit obligations of ¥172,108 million and ¥186,649 million, respectively. The fund financial statements for the years ended March 31, 2011 and 2012 indicate that the plan were underfunded by ¥163 million (0.1%) and underfunded by ¥459 million (0.2%), respectively.

The employers make matching contributions to the funds up to a certain percentage of each employee’s standard pay. The contributions consist of standard contributions prepared for retirement plans or lump-sum payments, special contributions prepared for amortization of unamortized prior service cost and administrative fee’s contributions prepared for managing the Fund. The employers assume an obligation for contributions to the Fund.

Under the related acts and the terms, the Fund reevaluates the amount of contributions at least every five years in order to be of the value that would allow the maintenance the financial condition now and in the future. The Fund verifies the plan assets would be reserved as planed and agreed with benefit obligation for prior years of service on an annual basis. If the verifications would reveal a shortage of the reserve, the Fund shall resolve the shortage of the reserve by the implementation of additional special contributions.

The Company and its domestic subsidiaries’ contributions to the plan amounted to ¥809 million, ¥781 million and ¥790 million for the years ended March 31, 2011, 2012 and 2013, respectively. The contributions the Company and its domestic subsidiaries made to the Fund represent more than 5% of the total Fund. The expenses were reported as costs and expenses in the consolidated statements of income.

The Company and its domestic subsidiaries’ contributions to the plan are expected to amount to ¥780 million for the year ended March 31, 2014.

The Company and certain of its domestic subsidiaries have accrued the liability for retirement benefits for their directors and corporate auditors in the amount of ¥1,096 million and ¥1,096 million at March 31, 2012 and 2013, respectively, which is included in accrued pension and severance costs in the accompanying consolidated balance sheets.

Some of its domestic subsidiaries have defined contribution plans.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated the defined benefit plans and made a transition to the defined contribution plans. Benefit obligations to be contributed to the defined contribution plans was determined as ¥1,759 million, which will be settled in 8 years. As of March 31, 2012, the amount of benefit obligations which has not been settled was ¥637 million, included in other current liabilities of ¥92 million and accrued pension and severance costs of ¥545 million, respectively, in the consolidated balance sheets. As of March 31, 2013, the amount of benefit obligations which has not been settled was ¥520 million, included in other current liabilities of ¥85 million and accrued pension and severance costs of ¥435 million, respectively, in the consolidated balance sheets.

Certain domestic subsidiaries’ contributions to the defined contribution plans amounted to ¥150 million and ¥249 million for the years ended March 31, 2012 and 2013, respectively. The expenses were reported as costs and expenses in the consolidated statements of income.

Stockholders' Equity	12 Months Ended
Mar. 31, 2013
Stockholders' Equity

15.    Stockholders’ Equity

Dividends

Under the Japanese Corporate Law (the “Law”), the amount available for dividends is based on retained earnings as recorded on the books of the Company maintained in conformity with Japanese GAAP. At March 31, 2013, retained earnings available for dividends determined in accordance with Japanese GAAP recorded on the Company’s books of account were ¥108,319 million.

The Law provides that an amount equal to at least 10% of the aggregate amount of cash dividends of retained earnings associated with cash outlays shall be appropriated as a legal reserve until such reserve and additional paid-in-capital equals 25% of common stock.

Treasury Stock Transactions

The following table summarizes treasury stock activities for the years ended March 31, 2012 and 2013:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2011	7,359,029	¥16,962
Acquisition through purchase of odd-lot shares	13,139	29
Sell upon request for purchase of odd-lot shares	(987)	(2)
Issuance in stock exchanges	(2,491,373)	(5,743)
Acquisition through purchase off odd-lot shares	40	0

Balance at March 31, 2012	4,879,848	¥11,246
Acquisition through purchase of odd-lot shares	3,409	6
Sell upon request for purchase of odd-lot shares	(1,317)	(2)

Balance at March 31, 2013	4,881,940	¥11,250

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss)

16.    Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at March 31, 2011, 2012 and 2013 were as follows:

	Millions of Yen
	2011	2012	2013
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥(18)	¥(2,158)	¥(2,613)
Current period other comprehensive (loss) income	(2,140)	(455)	3,646

Balance, end of year	¥(2,158)	¥(2,613)	¥1,033

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥1	¥(54)	¥(54)
Current period other comprehensive (loss) income	(55)	(0)	79

Balance, end of year	¥(54)	¥(54)	¥25

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥(158)	¥(335)	¥(52)
Current period other comprehensive (loss) income	(177)	283	3

Balance, end of year	¥(335)	¥(52)	¥(49)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥(175)	¥(2,547)	¥(2,719)
Current period other comprehensive (loss) income	(2,372)	(172)	3,728

Balance, end of year	¥(2,547)	¥(2,719)	¥1,009

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: settlement or amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)
Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

2012
Foreign currency translation adjustments	¥(412)	¥(43)	¥(455)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(0)	0	(0)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(0)	0	(0)

Pension liability adjustment:
Net loss arising during the year	186	(76)	110
Less: settlement or amortization of net gain	293	(120)	173

Pension liability adjustments, net	479	(196)	283
Other comprehensive loss	¥67	¥(239)	¥(172)

2013
Foreign currency translation adjustments	¥3,662	¥(16)	¥3,646

Net unrealized gains on available-for-sale securities:
Unrealized gains arising during the year	14	(5)	9
Less: reclassification adjustment for losses included in net income	109	(39)	70

Net unrealized gains	123	(44)	79

Pension liability adjustment:
Net loss arising during the year	—	—	—
Less: settlement or amortization of net gain	5	(2)	3

Pension liability adjustments, net	5	(2)	3

Other comprehensive loss	¥3,790	¥(62)	¥3,728

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

17.    Derivative Financial Instruments

KONAMI uses foreign exchange forward contracts with terms ranging from 3 to 6 months to reduce its exposure to short-term movements in the exchange rates applicable to firm funding commitments denominated in currencies other than Japanese yen. KONAMI does not hold derivative financial instruments for trading purposes.

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2012 and 2013 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2012		2013		2012		2013
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥(0)	—	—

Total derivatives		—		—		¥(0)		—

The aggregate notional amount of forward exchange contracts at March 31, 2012 was ¥493 million.

KONAMI does not designate the foreign exchange forward contracts as hedges. The gain or loss recognized in earnings on derivatives for the year ended March 31, 2012 and 2013 were as follows:

	Location of gain or loss recognized in Income on Derivative	Millions of Yen
		For the year ended March 31, 2012	For the year ended March 31, 2013
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥87	¥(87)

Total		¥87	¥(87)

Foreign exchange net gain or losses, including those on these forward exchange contracts, for the years ended March 31, 2011, 2012 and 2013 were loss of ¥342 million, gain of ¥331 million and gain of ¥1,285 million, respectively.

Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2013
Fair Value of Financial Instruments

18.  Fair Value of Financial Instruments

Cash and cash equivalents, Trade notes and accounts receivable, Trade notes and accounts payable, Accrued expenses, and Short-term borrowings

The carrying amount approximates fair value because of the short maturity of these instruments.

Investments in marketable securities

The fair values of KONAMI’s investments in marketable securities are based on quoted market prices.

Investments in non-marketable securities

For investments in non-marketable securities for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. It was not practicable to estimate the fair value of common stock representing certain untraded companies. These investments are carried at cost.

Long-term debt

The fair values of KONAMI’s long-term debt instruments are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the Company’s current borrowing rate for similar debt instruments of comparable maturity.

Derivative financial instruments

The fair values of derivative financial instruments, consisting principally of foreign exchange forward contracts, all of which are used for purposes other than trading, are estimated by obtaining quotes from brokers.

The estimated fair values of KONAMI’s financial instruments at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥429	¥429	¥440	¥440
Long-term debt, including current installments	(10,000)	(10,035)	(5,000)	(5,014)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—
Liabilities	(0)	(0)	—	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

19.    Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 —	Quoted prices for identical assets or liabilities in active markets

Level 2 —	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3 —	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2012 and 2013, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥429	—	—	¥429

Total assets	¥429	—	—	¥429

Liabilities:
Derivatives	—	¥(0)	—	¥(0)

Total liabilities	—	¥(0)	—	¥(0)

	Millions of Yen
Year ended March 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥440	—	—	¥440

Total assets	¥440	—	—	¥440

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

Level 1 investments are comprised solely of available-for-sale securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Derivative financial instruments are comprised of foreign exchange forward contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates.

As of March 31, 2012 and 2013, KONAMI did not have any Level 3 financial instruments that were measured and reported at fair value on a recurring basis.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

20.    Related Party Transactions

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from ROKUROKUSOU LLC where Takuya Kozuki, a director of KONAMI CORPORATION, is the representative, for ¥1,336 million. The acquisition price was determined based on the third party appraisal.

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from Kozuki Capital Corporation for ¥685 million. Kozuki Capital Corporation is a company owned by a key management personnel of the Company and his immediate family members. The acquisition price was determined based on the third party appraisal.

Supplemental Disclosures to Consolidated Statements of Cash Flows	12 Months Ended
Mar. 31, 2013
Supplemental Disclosures to Consolidated Statements of Cash Flows

21.    Supplemental Disclosures to Consolidated Statements of Cash Flows

	Millions of Yen
	2011	2012	2013
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,515	¥1,398	¥1,276
Income taxes	6,654	9,325	15,097
Acquisitions of new subsidiaries:
Fair value of assets acquired	15,733	—	—
Liabilities assumed	(9,178)	—	—
Goodwill	30	—	—
Gain on bargain purchase	(2,543)	—	—
Treasury stock	(4,721)	—	—
Cash paid, net of cash acquired	(679)	—	—
Property acquired under capital leases during the year	2,851	2,370	6
Recognition of tangible fixed assets due to asset retirement obligations	228	458	40

Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Segment and Geographic Information

22.    Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The operating segments are managed separately as each segment represents a strategic business unit that offers different products and serves different markets.

KONAMI operates on a worldwide basis principally with the following four business segments:

1. Digital Entertainment:	Production, manufacture and sale of digital content and related products including Content for social networks, Online games, Computer & Video Games, Amusement and Card Games.
2. Health & Fitness:	Operation of health and fitness clubs, and production, manufacture and sale of health and fitness related goods.
3. Gaming & Systems:	Development, manufacture, sale and service of gaming machines and the Casino Management System for overseas markets.
4. Pachinko & Pachinko Slot Machines:	Production, manufacture and sale of pachinko slot machines and LCDs units for pachinko machines.

Notes:

1.	“Corporate” primarily consists of administrative expenses of the Company.
2.	“Eliminations” primarily consists of eliminations of intercompany sales and of intercompany profits on inventories.
3.	Segment income (loss) is measured in a consistent manner with consolidated operating income, which does not include other income (expenses), income taxes and equity in net income of affiliated company. Expenses not directly associated with specific segments are allocated in a consistent manner which management believes is reasonable.
4.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated in a consistent manner which management believes is reasonable.
5.	Intersegment sales and revenues are generally recognized at values that represent arm’s-length fair value.

The following table presents segment revenue, segment operating income (loss), segment assets, segment depreciation and amortization and segment capital expenditures information. This information is derived from KONAMI’s management reports which have been prepared based on U.S. GAAP.

a.    Segment information

(1) Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥115,750	¥79,866	¥24,984	¥5,395	—	¥225,995
Intersegment	616	30	—	3	¥(649)	—

Total	116,366	79,896	24,984	5,398	(649)	225,995
Operating expenses	95,203	76,882	19,378	6,564	6,093	204,120

Operating income (loss)	¥21,163	¥3,014	¥5,606	¥(1,166)	¥(6,742)	¥21,875

As further described in Note 8, non-cash earthquake related impairment charges and expenses of ¥4,358 million was included in the operating expenses of the Health & Fitness Segment and for the year ended March 31, 2011, and ¥71 million was included in the Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Pachinko & Pachinko Slot Machines Segment for the year ended March 31, 2011.

(2) Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥161,510	¥96,087	¥21,135	¥19,906	¥24,310	¥322,948
Depreciation and amortization	2,530	4,079	1,736	342	1,826	10,513
Capital expenditures	1,844	2,127	1,548	516	3,364	9,399

Corporate and eliminations primarily consist of eliminations of intercompany profits on inventories and assets for corporate headquarters, which primarily consist of cash and financial assets.

Capital expenditures include expenditures for acquisitions of tangible and intangible long-lived assets used in operations of each segment and are stated on an accrual basis.

b.    Geographic information

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intercompany	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508

	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intercompany	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Millions of Yen)
Year ended March 31, 2013	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥171,057	¥36,631	¥12,703	¥5,604	¥225,995	—	¥225,995
Intercompany	12,713	3,097	608	607	17,025	¥(17,025)	—

Total	183,770	39,728	13,311	6,211	243,020	(17,025)	225,995
Operating expenses	165,640	35,650	14,057	5,952	221,299	(17,179)	204,120

Operating income	¥18,130	¥4,078	¥(746)	¥259	¥21,721	¥154	¥21,875

Property and equipment, net	¥57,730	¥4,317	¥388	¥216	¥62,651	—	¥62,651

For the purpose of presenting its operations in geographic areas above, KONAMI attributes revenues from external customers to individual countries in each area based on where the Company and its subsidiaries sold products or rendered services, and attributes assets based on where assets are located.

As further described in Note 8, non-cash earthquake related impairment charges and expenses of ¥4,429 million was included in the operating expenses of Japan for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million was included in the operating expenses of Japan.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies

23.    Commitments and Contingencies

KONAMI is subject to pending claims and litigation. After review and consultation with counsel, management considered that any liability that may result from the disposition of such lawsuits would not be material.

KONAMI has placed firm orders for purchases of property and equipment and other assets amounting to approximately ¥16,833 million as of March 31, 2013.

Subsequent event	12 Months Ended
Mar. 31, 2013
Subsequent event

24.    Subsequent event

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 3, 2013. The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
5,000 millions of yen	0.460% per annum	September 1, 2017
5,000 millions of yen	0.527% per annum	September 3, 2018
5,000 millions of yen	0.659% per annum	September 3, 2019

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of Yen
	Balance at beginning of the year	Acquisitions	Charged to Revenue, Costs and Expenses	Charged (Credited) to Other Accounts	Deductions	Balance at end of the year
2011
Allowance for doubtful accounts
Trade accounts receivable	¥680	—	¥(149)	¥(256)	—	¥275
Other assets	93	—	(43)	238	—	288
Total	¥773	—	¥(192)	¥(18)	—	¥563
Valuation allowance for deferred tax assets	¥1,279	¥10,670	¥367	—	¥(41)	¥12,275
2012
Allowance for doubtful accounts
Trade accounts receivable	¥275	—	¥103	¥2	—	¥380
Other assets	288	—	(59)	—	—	229
Total	¥563	—	¥44	¥2	—	¥609
Valuation allowance for deferred tax assets	¥12,275	—	¥(673)	—	¥(1,272)	¥10,330
2013
Allowance for doubtful accounts
Trade accounts receivable	¥380	—	¥292	¥11	—	¥683
Other assets	229	—	(26)	—	—	203
Total	¥609	—	¥266	¥11	—	¥886
Valuation allowance for deferred tax assets	¥10,330	—	¥(523)	—	¥(320)	¥9,487

Notes:

1.	“Charged (Credited) to Other Accounts” primarily consists of the reclassification from current receivables to non-current receivables and the foreign exchange adjustment resulting from translations of amounts against allowance accounts at foreign subsidiaries.
2.	“Deductions” primarily consists of amounts written off of trade accounts receivable and amounts of valuation allowance released with corresponding deferred tax assets due to expiry of net operating loss or effect of change in tax laws.

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Consolidation Policy

(a) Consolidation Policy

The accompanying consolidated financial statements include the accounts of the Company and all of its majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary’s earnings or losses are reported as a component of net income in the consolidated financial statements.

Cash and Cash Equivalents	(b) Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an initial maturity of three months or less.
Marketable Securities

(c) Marketable Securities

KONAMI classifies its debt and marketable equity securities into one of three categories: trading, available-for-sale, or held-to-maturity securities. Trading securities are bought and held primarily for the purpose of selling them in the near term. Held-to-maturity securities are those securities in which KONAMI has the ability and intent to hold until maturity. All securities not included in trading or held-to-maturity categories are classified as available-for-sale. Trading and available-for-sale securities whose fair values are readily determinable are recorded at fair value. Held-to-maturity securities are recorded at amortized cost, adjusted for the accretion or amortization of premiums or discounts. Unrealized gains and losses on trading securities are included in earnings. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from sale of available-for-sale securities are determined based on the average cost method. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Dividend income is recognized when received. As of March 31, 2012 and 2013, all equity securities held by KONAMI are classified as available-for-sale.

On a continuous basis, but no less frequently than at the end of each quarter period, KONAMI evaluates the cost basis of an available-for-sale security for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at date of evaluation compared to that at date of acquisition, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the fair value of an available-for-sale security relative to the cost basis of the investment, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors.

KONAMI evaluates the cost basis of a held-to-maturity debt security for possible other-than-temporary impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. The published credit ratings of investee companies that are “BB” or lower are considered an indication of other-than-temporary impairment.

Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

Investment in Affiliate

(d) Investment in Affiliate

For those investments in affiliates in which the Company has the ability to exercise significant influence over the affiliate’s operations (generally when its voting interest is between 20% and 50%), the equity method of accounting is used. Under this method, the investment is initially recorded at cost and is adjusted to recognize the Company’s share of the net earnings or losses of the affiliates. All significant intercompany profits from these affiliates have been eliminated. Investments in non-marketable equity securities in which the Company does not consolidate or account for under the equity method are carried at cost.

The difference between the initial cost of an investment and the estimated fair value of underlying equity in net assets of an equity method investee (“investor level goodwill”) is not amortized but continues to be reviewed for impairment at the total investment level. When an other-than-temporary decline in value of an equity-method investment occurs, an impairment loss is recognized in earnings. On a continuous basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in investee companies for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Any impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. A decline in the fair value of an investment below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the investment is established. The impairment is first applied to reduce the amount of any investor level goodwill, and then to the remaining basis in the investment.

Inventories

(e) Inventories

Inventories, consisting of merchandise for resale, finished products, work-in-process, raw materials and supplies, are stated at the lower of cost or market. Cost is determined by the specific identification method for software products, and by the weighted average method for others.

Property and Equipment

(f) Property and Equipment

Property and equipment are carried at cost. Depreciation is computed on the declining-balance method using estimated useful lives ranging from 10 to 50 years for buildings and structures and from 2 to 20 years for tools, furniture and fixtures. Equipment under capital leases is stated at the lower of the present value of minimum lease payments or the fair value of the leased equipment at the inception of the lease and is amortized over the shorter of the lease term or estimated useful life of the asset.

Ordinary maintenance and repairs are expensed as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts and any differences are included in operating income or loss.

KONAMI recognizes a liability for asset retirement obligations in the period in which it is incurred if sufficient information is available to make a reasonable estimate of fair value. When a company initially recognizes a liability for an asset retirement obligation, it must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived asset.

Software for Internal Use

(g) Software for Internal Use

KONAMI has capitalized costs associated with software systems for internal use, that have reached the application stage and meet recoverability tests as capitalized computer software in the accompanying consolidated balance sheets. Such capitalized costs primarily include external direct costs utilized in developing or obtaining the applications. Capitalization of such costs ceases at the point in which the project is substantially complete and ready for its intended use, and the costs capitalized are amortized on a straight-line basis over the estimated useful life of each application, ranging from 2 to 5 years. KONAMI expenses costs incurred during the preliminary project stage which include costs for making strategic decisions about the project, and determining performance and system requirements. KONAMI also expenses costs incurred for internal-use software in the post-implementation stage such as training and maintenance costs.

Business Combinations

(h) Business Combinations

KONAMI accounts for business combinations under the acquisition method and, accordingly, has recognized assets acquired including identifiable intangible assets, liabilities assumed and noncontrolling interests based on the respective estimated fair values at the acquisition date. Acquisition costs are expensed as incurred.

Goodwill and Other Identifiable Intangible Assets

(i) Goodwill and Other Identifiable Intangible Assets

Goodwill represents the difference between the cost of an acquired company and amounts allocated to the estimated fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests. Identifiable intangible assets represent intangible assets related to trademarks, gaming licenses, memberships, patents, customer relationships and franchise and other contracts acquired in connection with acquisitions of subsidiaries.

KONAMI performs an assessment of goodwill for impairment at least annually, and more frequently if an indicator of impairment has occurred, using a two-step process. The first step requires identification of reporting units and determination of the fair value for each individual reporting unit. KONAMI has determined its reporting units to be the same as its reportable segments. The fair value of each reporting unit is then compared to the reporting unit’s carrying amount including assigned goodwill.

To the extent a reporting unit’s carrying amount exceeds its fair value; the second step of the impairment test is performed by comparing the implied fair value of the reporting unit’s goodwill to its carrying amount. If the implied fair value of a reporting unit’s goodwill is less than its carrying amount, an impairment loss is recognized.

For the purpose of evaluating the recoverability of the carrying value of goodwill, KONAMI engages an independent appraiser to assist management in its determination of the fair values of its reporting units. In its computation of the fair values, the appraiser primarily utilizes a discounted cash flow analysis as well as other valuation approaches including the stock price, market capitalization and asset and liability structure of the reporting units. Significant assumptions used in this analysis includes 1) expected future revenue growth rates, profit margins and working capital levels of the reporting units, 2) a discount rate, and 3) a terminal value multiples.

The revenue growth rates, profit margins and working capital levels of the reporting units are based on management’s expectation of future results.

In September 2011, the FASB issued ASU 2011-08 “Testing Goodwill for Impairment.” This ASU permits an entity to make a qualitative assessment before applying the two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. KONAMI adopted this ASU during the year ended March 31, 2013.

In evaluating the recoverability of other intangible assets which were allocated to the reporting units, KONAMI primarily utilizes a discounted cash flow analysis as well as other applicable valuation approaches, and if applicable, independent valuations.

Intangible assets determined to have an indefinite useful life are also tested for impairment annually or more frequently if there is an indication of potential impairment. KONAMI also reassesses indefinite useful life determinations periodically for each asset. Meanwhile, intangible assets with finite useful lives are amortized over their estimated useful lives on a straight line basis. KONAMI assesses the recoverability of these intangible assets in a manner similar to KONAMI’s other long-lived assets as described below.

Impairment or Disposal of Long-Lived Assets

(j) Impairment or Disposal of Long-Lived Assets

KONAMI’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors KONAMI considers important which could trigger an impairment review include: significant underperformance relative to expected historical or projected future operating results; significant changes in the manner of the use of the assets or the strategy for overall business; significant negative industry or economic trends. When it is determined that the carrying amount of assets or asset groups to be held and used may not be recoverable based upon the existence of one or more of these indicators of impairment, recoverability is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Derivative Financial Instruments

(k) Derivative Financial Instruments

From time to time, KONAMI uses certain derivative financial instruments to manage its foreign currency risks. KONAMI may enter into forward contracts to reduce its exposure to short-term (generally no more than one year) movements in exchange rates applicable to firm funding commitments that are denominated in currencies other than the Japanese yen.

KONAMI reports all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. For derivative instruments designated and effective as fair value hedges, changes in the fair value of the derivative instrument and of the hedged item attributable to the hedged risk are recognized in earnings. For derivative instruments designated as cash flow hedges, the effective portion of any hedge is reported in accumulated other comprehensive income (loss) until it is recognized in earnings in the same period in which the hedged item affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of all hedges are reported in current earnings each period. Changes in fair value of derivative instruments that are not designated as a hedge are recorded each period in current earnings. If a derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the current period. To date, KONAMI has not designated any derivative instrument as a hedge.

Income Taxes

(l) Income Taxes

KONAMI accounts for income taxes based on income before income tax on its consolidated statement of income. Deferred income taxes are recognized by the asset and liability method for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards using enacted tax rates in effect for the years in which those temporary differences and operating loss and credit carryforwards are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

KONAMI recognizes the financial statement effects of tax positions when it is more likely than not that the tax positions, taken or expected to be taken in a tax return, will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are included in income taxes in its consolidated financial statements.

Revenue Recognition

(m) Revenue Recognition

KONAMI derives revenue from primarily three sources: (i) product revenue, which includes packaged game software and other products, amusement machines and related equipment, gaming machines and related casino management systems, and pachinko slot machines and LCDs for pachinko machines, (ii) service revenue from game content, which includes content for social networks and e-AMUSEMENT Participation, and (iii) membership fee revenue from health and fitness club members.

For those sources that do not involve delivery of multiple software or other deliverables, KONAMI recognizes revenue based on the basic criteria outlined below:

Persuasive Evidence of an Arrangement.

For product sales, it is KONAMI’s customary practice to have a written contract, which is signed by both the customer and KONAMI, or a purchase order or amendment to the written contract from those customers that have previously negotiated a standard purchase agreement.

For content for social networks, KONAMI enters into agreements with certain social game platform providers, in which KONAMI provides content for social networks through the platform to players. The agreements specify for distribution, provision and allocation of revenue in regard with the content for social networks. The number of virtual goods purchased by the players within the games is electronically recorded by KONAMI’s server as well as by the servers of the platform providers. The platform providers collect cash from players based on the data and pays proceeds to KONAMI, net of the contractual fees attributable to their social game platform.

For KONAMI’s health and fitness clubs, members are required to sign a standard monthly membership agreement upon admission, which is automatically renewed unless the member provides advance notice of his or her intention to cancel prior to the tenth day of the month at the end of which the membership will terminate.

Delivery has Occurred or Service has been Rendered to the Player.

Packaged game software and other products are physically delivered to customers, with standard transfer terms. Also, KONAMI’s game machines and related equipment are physically delivered to customers as a fully-assembled, ready to be installed unit. These arrangements generally include an acceptance clause. KONAMI recognizes revenue from product sales upon delivery and acceptance, which is the timing the rights and risks are transferred to the customer. Generally, KONAMI does not permit exchanges nor accept returns of unsold merchandise except in the case of obvious defects. In certain limited circumstances KONAMI may allow returns, for which management estimates the related allowances based upon management’s evaluation of historical experience, the nature of the software titles and other factors. KONAMI maintains detail listings of software titles in distribution channel, closely monitor their movements, and is able to reasonably estimate future credits to be issued for price protection. These estimates are deducted from gross sales.

Revenue from content for social networks is recognized when the services, related to the virtual goods within the game, have been rendered to the player. For purposes of determining when the service has been rendered to the player, KONAMI has determined that an implied obligation to the paying player exists for it to continue providing the purchased virtual goods within the social game over the period the player is expected to access the game or when the virtual goods are consumed. KONAMI categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action. Common characteristics of consumable goods may include virtual goods that are no longer displayed on the player’s game board and do not provide the player any continuing benefit following consumption. For the sale of consumable virtual goods, KONAMI recognizes revenue as the goods are consumed. Durable virtual goods represent virtual goods that are accessible to the player over an extended period of time. KONAMI recognizes revenue from the sale of durable virtual goods on a straight-line basis over the estimated average playing period. The average playing period of paying players for the applicable game is estimated to be from five months to eight months based on the analysis of historical online usage data. Future paying player usage patterns and behavior may differ from the historical usage patterns and therefore the estimated average playing periods may change in the future.

Revenue from health and fitness club membership is derived primarily from monthly membership fees received from club members. Revenue for those fees is recognized as monthly charges are generally made to the members’ accounts in advance, at the end of each month, with respect to the following month’s membership. This policy requires KONAMI to defer the applicable membership fee revenue for one month.

The Price is Fixed or Determinable.

The price customers pay for KONAMI’s products is negotiated at the outset of an arrangement, and is generally determined by the specific volume of product to be delivered. Therefore, the prices are considered to be fixed or determinable at the start of the arrangement.

As for content for social networks, prices of virtual goods offered to the players and the fees attributable to social game platform providers are fixed by the agreements.

KONAMI’s membership fee for health and fitness clubs is fixed at the time of admission of the member.

Collection is Probable.

Probability of collection is assessed on a customer-by-customer basis. KONAMI typically sells to customers with whom KONAMI has a history of successful collection. New customers are subject to a credit review process that evaluates the customers’ financial position and ultimately their ability to pay. For KONAMI’s health and fitness clubs, the collectability of membership fees is assured as it generally charges members’ accounts one-month in advance.

For those sources that involve multiple software deliverables, management evaluates revenue recognition based on the following criteria;

(1)	if and when each element has been delivered

(2)	whether undelivered elements are essential to the functionality of the delivered elements

(3)	whether vender-specific objective evidence of fair value (VSOE) exists for undelivered elements

(4)	allocation of the total price among the various elements

For those sources that involve multiple deliverables except for multiple software deliverables, KONAMI applies the recognition criteria. Specifically, deliverables are divided into separate units of accounting if:

(1)	each item has value to the customer on a stand-alone basis, and

(2)	delivery of any undelivered item is considered probable and substantially in KONAMI’s control.

Separate units of accounting are recognized in earnings as they are delivered or ratably over the service period, as applicable.

KONAMI recognizes revenue from packaged software with online functionality for certain platforms in its Digital Entertainment Segment, which is hosted on its internal servers, as multiple software deliverables. As VSOE of fair value for the online services could not be established, revenue from the packaged products has not been allocated among the packaged game products and the online service for those titles, and the entire revenue from the sale of the packaged products has been recognized on a straight-line basis over the estimated online service period. The service period is estimated to be six months based on historical online usage data.

KONAMI’s Digital Entertainment Segment sells amusement machines, provides disposal service for the amusement machines, provides e-AMUSEMENT service which is connecting multiple amusement arcades online, and e-AMUSEMENT Participation service which is sharing playing fees of users with customers (amusement arcade operators), as multiple deliverable arrangements. KONAMI does not grant the right to return amusement machines to the customers. The customers are granted the right to receive disposal services for the amusement machines at the point of sale as a fixed fee arrangement, which is exercisable within 5 to 7 years and require KONAMI to dispose of the machines at the end of their useful lives. The e-AMUSEMENT connection service and e-AMUSEMENT Participation service are a separate contract from the sale of the machines. However, those service contracts are generally entered into concurrently with the sale of the machines. KONAMI has concluded that each of these components contained in such arrangements is a separate unit of accounting since they have standalone value and therefore recognizes revenue when the customers have accepted the machine or when the services have been rendered. Under a selling price hierarchy modified by those standards, consideration is allocated to each component based on the relative selling price for the deliverables. The selling price for a deliverable is based on VSOE or third party evidence, which is the price of the vendor’s or any competitor’s largely interchangeable services in standalone sales to similarly situated customers.

Revenue from casino management systems that are a part of the Gaming & Systems Segment are recognized as multiple deliverable arrangements. Revenues for individual deliverables are generally recognized when the recognition criteria for that element has been met. Maintenance service revenue is recognized ratably over the maintenance period based on VSOE of selling price established by renewal rates.

Software Development Costs

(n) Software Development Costs

Research and development expenses are charged to earnings as incurred. Research and development expenses included in selling, general and administrative expenses amounted to ¥2,163 million, ¥2,444 million and ¥2,412 million for the years ended March 31, 2011, 2012 and 2013, respectively, in the accompanying consolidated statements of income.

KONAMI capitalizes certain software development costs incurred after technological feasibility is established or for development costs that have alternative future uses. Under KONAMI’s current practice of developing new game software products, technological feasibility is not established until substantially all development activities are complete, which generally include the development of a working template and the related tools. For game products where a proven game engine technology exists and other criteria supporting the technological feasibility of the game title in development have been met, which include coding and testing of unique or unproven functions and features, KONAMI capitalizes these costs and begins to expense them upon release of the product through cost of revenues or writes them off when they are deemed unrecoverable.

Royalties and License Fees

(o) Royalties and License Fees

KONAMI pays royalties and license fees to professional sports organizations and certain other third parties for use of their trade names. Minimum portions of such royalties and license fees paid up-front are recorded as prepaid royalties and are expensed to costs of products sold over terms ranging primarily from 2 to 12 months. Variable portions of such royalties and license fees, which are generally determined based on the number of copies shipped at the predetermined royalty rates, are expensed to cost of products sold based on actual shipment. Management periodically evaluates the future realizability of prepaid royalties and charges to income any amounts deemed unlikely to be realized. Prepaid royalties amounted to ¥307 million and ¥430 million at March 31, 2012 and 2013, respectively, and were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Shipping and Handling Expenses

(p) Shipping and Handling Expenses

Shipping and handling expenses are charged to earnings as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Shipping and handling expenses amounted to ¥2,692 million, ¥2,594 million and ¥2,152 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Advertising Expenses

(q) Advertising Expenses

Advertising expenses are charged to earnings as incurred and are included in Selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expenses amounted to ¥8,947 million, ¥9,017 million and ¥11,455 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Foreign Currencies Transactions and Translations

(r) Foreign Currencies Transactions and Translations

Transactions denominated in foreign currencies are recorded using the exchange rates in effect as of the transaction dates. The related foreign currency asset and liability balances are re-measured based on exchange rates prevailing at each balance sheet date with the resulting gain or loss charged to earnings.

Assets and liabilities of a foreign subsidiary where the functional currency is other than Japanese yen are translated into Japanese yen at the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at average exchange rates during the current year. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

Consumption Taxes	(s) Consumption Taxes Revenue is presented net of applicable consumption taxes.
Use of Estimates

(t) Use of Estimates

Preparation of these consolidated financial statements requires management of KONAMI to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statements, and the reported amounts of revenue and expenses during the reporting periods. There can be no assurance that actual results will not differ from those estimates.

KONAMI has identified five areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are service period for deferred net revenue, accounting for software development costs, impairment of long-lived and intangible assets, realizability of deferred tax assets, and reserves for income tax uncertainties.

Net Income Per Share

(u) Net Income Per Share

Basic net income attributable to KONAMI CORPORATION stockholders per common share excludes dilution for potential common stock and is computed by dividing consolidated net income (loss) attributable to KONAMI CORPORATION stockholders by the weighted-average number of common shares outstanding. Diluted net income attributable to KONAMI CORPORATION stockholders per common share reflects the effect of potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net income attributable to KONAMI CORPORATION stockholders per common share is calculated by dividing net income attributable to KONAMI CORPORATION stockholders by the sum of the weighted-average number of common shares plus additional shares that would be outstanding if potential dilutive shares had been issued.

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen
	2011	2012	2013
Net income available for KONAMI CORPORATION stockholders	¥12,934	¥23,012	¥13,174

	Shares
Weighted-average common shares outstanding	134,065,450	138,433,751	138,619,128

Common stock and common stock equivalents	134,065,450	138,433,751	138,619,128

	Yen
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥96.48	¥166.23	¥95.04

Diluted	¥96.48	¥166.23	¥95.04

There were no potentially dilutive shares outstanding for the years ended March 31, 2011, 2012 and 2013.

New Accounting Pronouncements Adopted

(v) New Accounting Pronouncements Adopted

Effective April 1, 2012, KONAMI has adopted ASU 2011-05 “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which was subsequently amended by ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05”. ASU 2011-05 requires the presentation of net income and other comprehensive income in a single continuous statement or in two separate but consecutive statements and eliminates the current option to report comprehensive income in the statement of equity. KONAMI has elected to adopt ASU 2011-05 using the two separate but consecutive statements presentation method.

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Components of Basic and Diluted Net Income

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen
	2011	2012	2013
Net income available for KONAMI CORPORATION stockholders	¥12,934	¥23,012	¥13,174

	Shares
Weighted-average common shares outstanding	134,065,450	138,433,751	138,619,128

Common stock and common stock equivalents	134,065,450	138,433,751	138,619,128

	Yen
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥96.48	¥166.23	¥95.04

Diluted	¥96.48	¥166.23	¥95.04

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Unaudited Pro Forma Information

The pro forma adjustments were based upon available information and upon certain assumptions that management believes were reasonable.

Millions of Yen
2011
Total net revenues	¥260,566
Net income attributable to KONAMI CORPORATION	7,087

TAKASAGO [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Millions of Yen
Current assets	¥6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457

Total assets acquired	16,086

Current liabilities	5,352
Long-term liabilities	3,715

Total liabilities assumed	9,067

Net assets acquired	7,019

4K Acquisition Corp. [Member]
Summary of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired at the acquisition date:

Millions of Yen
Current assets	¥125
Property and equipment	7
Identifiable intangible assets	1,001
Other assets	31

Total assets acquired	¥1,164

Investment in Affiliate (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Investment in Affiliate

At March 31, 2011, 2012 and 2013, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2011	2012	2013
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summary of Financial Information Accounted by Equity Method Investment

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen
	2012	2013
Financial Position:
Property and equipment, net	¥11,361	¥11,090
Other assets, net	19,569	18,884

Total assets	¥30,930	¥29,974

Debt	¥7,642	¥8,400
Other liabilities	14,335	12,260
Noncontrolling interest	83	95
Total Resort Solution stockholders’ equity	8,870	9,219

Total liabilities and equity	¥30,930	¥29,974

Summary of Operations Accounted by Equity Method Investment

	Millions of Yen
	2011	2012	2013
Operations:
Revenues	¥19,961	¥17,992	¥20,069
Cost of revenues	9,403	8,696	7,710
Selling, general and administrative expenses	10,430	9,177	11,718

Operating income	128	119	641
Interest expense, net	(122)	(151)	(181)
Other, net	321	524	58

Net income	¥327	¥492	¥518

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Inventories

Inventories at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Finished products	¥7,158	¥7,813
Work in process	10,078	13,513
Raw materials and supplies	4,885	5,023

Total	¥22,121	¥26,349

Investments in Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2013
Investments in Marketable Securities

Investments in marketable securities at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	March 31, 2012				March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥511	¥11	¥(93)	¥429	¥397	¥43	—	¥440

Total	¥511	¥11	¥(93)	¥429	¥397	¥43	—	¥440

Schedule of Gross Unrealized Losses on Available for Sale Securities

Gross unrealized holding losses on available-for-sale securities and the fair value of the related securities in a continuous unrealized loss position at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012				March 31, 2013
	Less than 12 months		12 months or greater		Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥1	¥0	¥129	¥93	—	—	—	—

Total	¥1	¥0	¥129	¥93	—	—	—	—

Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property and Equipment

Property and equipment at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Property and equipment, at cost:
Land	¥14,532	¥14,542
Buildings and structures	75,301	77,796
Tools, furniture and fixtures	25,050	26,672
Construction in progress	182	2,050

Total	115,065	121,060
Less-Accumulated depreciation and amortization	(52,814)	(58,409)

Net property and equipment	¥62,251	¥62,651

Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Carrying Amount of Goodwill by Operating Segments

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Balance at March 31, 2011	¥15,187	¥6,568	¥125	¥21,880
Foreign currency translation adjustment	(5)	—	—	(5)

Balance at March 31, 2012	¥15,182	¥6,568	¥125	¥21,875
Foreign currency translation adjustment	59	—	—	59

Balance at March 31, 2013	¥15,241	¥6,568	¥125	¥21,934

Intangible Assets Acquired in Connection with Acquisitions of Subsidiaries

Identifiable intangible assets at March 31, 2012 and 2013 primarily representing intangible assets acquired in connection with acquisitions of subsidiaries consisted of the following:

	Millions of Yen
	2012	2013
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582
Customer relationships	418	418
Patents	1,418	1,418
Trademarks	355	355
Distribution and merchandising rights	—	985
Others	—	95
Less-Accumulated amortization	(1,091)	(1,274)

Net amortized identifiable intangible assets	2,682	3,579

Identifiable intangible assets with an indefinite life:
Trademarks	31,653	31,653
Gaming licenses	308	353
Memberships	6,640	6,640

Total unamortized identifiable intangible assets	38,601	38,646

Total identifiable intangible assets	¥41,283	¥42,225

Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	¥457
2015	444
2016	377
2017	367
2018	367

Earthquake related impairment charges and expenses (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Losses and Expenses Related to Assets

The following table summarizes the losses and expenses recognized in the accompanying consolidated statement of income for the year ended March 31, 2011, 2012 and 2013:

	Millions of Yen
	2011	2012	2013
Impairment charges of long-lived assets	¥2,253	—	—
Impairment charge of identifiable intangible assets	1,900	—	—
Write-offs of damaged property and equipment	186	—	—
Repair expenses and others	116	¥342	—

Total	¥4,455	¥342	—

Other Assets (Tables)	12 Months Ended
Mar. 31, 2013
Other Assets

Other assets at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, net	¥4,635	¥5,893
Investments in non-marketable securities	613	706
Other	4,968	4,869

Total other assets	¥10,216	¥11,468

Capitalized Computer Software

Capitalized computer software at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Capitalized computer software, at cost	¥23,913	¥27,408
Less—Accumulated amortization	(19,278)	(21,515)

Capitalized computer software, net	¥4,635	¥5,893

Estimated Amortization Expense of Computer Software	Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2014	2,469
2015	1,516
2016	981
2017	620
2018	307

Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Short-term Borrowings	A summary of short-term borrowings at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Unsecured short-term borrowings from banks	¥2,300	¥4,681

Short-term borrowings	¥2,300	¥4,681

Summary of Long-term Debt

A summary of long-term debt at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Unsecured 1.61% per annum bonds due in September 2012	¥5,000	—
Unsecured 1.73% per annum bonds due in September 2013	5,000	¥5,000

Total long-term debt	10,000	5,000
Less: current portion	(5,000)	¥(5,000)

Long-term debt, non-current portion	¥5,000	—

Maturities of Long-term Debt	The aggregate annual maturities of long-term debt outstanding at March 31, 2013 are as follows:

Millions of Yen
Year ending March 31,
2014	5,000

Leases (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Related Accumulated Amortization under Capital Leases

At March 31, 2012 and 2013, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet reported under capital leases and financing obligations were as follows:

	Millions of Yen
	2012	2013
Building and structures	¥21,476	¥21,479
Tools, furniture and fixtures	4,584	4,082
Accumulated amortization	(14,224)	(18,130)

Net leased property	¥11,836	¥7,431

Schedule of Future Minimum Lease Payments for Capital and Noncancelable Operating Leases

Future minimum lease payments under capital leases and financing obligations and noncancelable operating leases as of March 31, 2013 are as follows:

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2014	¥3,176	¥9,857
2015	3,073	9,684
2016	2,892	9,601
2017	2,675	9,423
2018	2,468	8,446
2019 and thereafter	17,493	38,240

Total minimum lease payments	¥31,777	¥85,251

Less: amount representing interest	(7,023)

Present value of net minimum lease payments	24,754
Less: current portion	(2,166)

Non-current portion	¥22,588

Asset Retirement Obligations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Asset Retirement Obligations

The following table presents the activity for asset retirement obligations for the years ended March 31, 2012 and 2013:

	Millions of Yen
	2012	2013
Balance at beginning of year	¥3,424	¥3,489
Accretion expense	85	84
Liabilities settled	(478)	(380)
Additional liabilities incurred	458	40
Changes in estimates, including timing	(0)	(50)

Balance at end of year	¥3,489	¥3,183

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income before Income Taxes and Equity in Net Income

The income before income taxes and equity in net income of an affiliated company and income tax expense (benefit) for the years ended March 31, 2011, 2012 and 2013 consisted of the following:

	Millions of Yen
	2011	2012	2013
Income before income taxes and equity in income of an affiliated company:
Japan	¥8,756	¥31,066	¥18,385
Foreign	10,326	8,960	3,530

Total	¥19,082	¥40,026	¥21,915

Income taxes—Current:
Japan	¥5,413	¥12,538	¥8,736
Foreign	1,906	1,579	363

Total	¥7,319	¥14,117	¥9,099

Income taxes—Deferred:
Japan	¥(1,557)	¥2,574	¥21
Foreign	639	250	(647)

Total	¥(918)	¥2,824	¥(626)

Significant Components of Total Income Taxes

The significant components of total income taxes for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥6,401	¥16,941	¥8,473
Equity in net income (loss) of an affiliated company	(6)	22	22
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(33)	(0)	44
Foreign currency translation adjustment	—	43	16
Pension liability adjustment	(122)	196	2

Total income taxes	¥6,240	¥17,202	¥8,557

Reconciliations of Differences between Statutory Income Tax Rates and Effective Income Tax Rates

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2011	2012	2013
Statutory income tax rate	40.9%	40.9%	38.0%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.8	1.0	1.3
Non-taxable income	(0.1)	(0.1)	(0.1)
Change in valuation allowance	1.5	(1.7)	(2.4)
Dividend of overseas subsidiaries	0.7	0.4	0.3
Adjustment of estimated income tax accruals	1.4	(0.5)	0.4
Unrecognized tax benefits	(4.3)	0.0	2.2
Tax credit, principally research	(5.4)	(1.1)	(1.2)
Effect of tax rate changes	—	3.0	—
Other, net	(2.9)	0.4	0.2

Effective income tax rate	33.6%	42.3%	38.7%

Effects of Temporary Differences That Give Rise to Deferred Tax Assets and Liabilities

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Deferred tax assets:
Accrued enterprise taxes	¥1,091	¥665
Accrued expenses	3,210	3,814
Accrued pension and severance costs	813	548
Allowance for doubtful accounts	224	343
Inventories	15,733	15,377
Net operating loss carryforwards	14,401	14,440
Property and equipment basis differences	3,596	3,697
Asset retirement obligations	1,314	1,236
Deferred revenue	767	414
Investments in affiliate	1,354	1,335
Other	2,294	2,706

Gross deferred tax assets	44,797	44,575
Less valuation allowance	(10,330)	(9,487)

Total deferred tax assets	34,467	35,088
Deferred tax liabilities:
Intangible assets	(14,809)	(14,634)
Investments in subsidiaries	(1,123)	(1,139)
Other	(1,479)	(1,486)

Gross deferred tax liabilities	(17,411)	(17,259)

Net deferred tax assets	¥17,056	¥17,829

Net Deferred Tax Assets Included in Consolidated Balance Sheets

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen
	2012	2013
Current assets:
Deferred income taxes, net	¥20,503	¥20,749
Investments and other assets:
Deferred income taxes, net	976	1,875
Current liabilities:
Other current liabilities, net	(399)	(371)
Long-term liabilities:
Deferred income taxes, net	(4,024)	(4,424)

Net deferred tax assets	¥17,056	¥17,829

Summary of Operating Loss Carryforwards

At March 31, 2013, KONAMI had operating loss carryforwards aggregating approximately ¥46,654 million, which will expire as follows:

Millions of Yen
Year ending March 31
2014	¥5,058
2015	5,664
2018	9,443
2019	12,244
2020	3,122
2021	8,764
2022 and thereafter	2,359

Total	¥46,654

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen
	2011	2012	2013
Balance at beginning of year	¥706	—	¥1,006
Additions for tax positions of prior years	—	¥1,006	2,331
Settlements with taxing authorities	¥(706)	—	¥(3,337)

Balance at end of year	—	¥1,006	—

Severance and Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Beginning and Ending Balances of Benefit Obligations

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries’ plans are as follows:

	Millions of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,246	—
Service cost	132	—
Interest cost	15	—
Benefits paid	(1,406)	—
Effects of transitions to defined contribution plans	(1,759)	—
Curtailments and settlements	¥(228)	—

Benefit obligation, end of year	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥1,403	—
Actual return on plan assets	14	—
Employer contribution	100	—
Benefits paid	(487)	—
Effects of transitions to defined contribution plans	(1,011)	—
Curtailments and settlements	¥(19)	—

Fair value of plan assets, end of year	—	—

Funded status, end of year	—	—

Recognized Accumulated Other Comprehensive Loss	Recognized accumulated other comprehensive loss at March 31, 2012 and 2013 is as follows:

	Millions of Yen
	2012	2013
Actuarial net loss	¥(52)	¥(49)

	¥(52)	¥(49)

Components of Net Periodic Cost

Net periodic cost of the Company and its domestic subsidiaries’ plans for the years ended March 31, 2011, 2012 and 2013 included the following components:

	Millions of Yen
	2011	2012	2013
Service cost—benefits earned during the year	¥254	¥132	—
Interest cost on projected benefit obligation	33	15	—
Expected return on plan assets	(26)	(14)	—
Recognized actuarial loss	20	20	—
Settlement (gain) or loss	(103)	292	¥5
Loss from special termination benefit	—	769	—

Net periodic cost	¥178	¥1,214	¥5

Weighted Average Assumptions Used to Determine Net Periodic Cost

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Weighted-average assumptions:
Discount rate	0.9%	0.9%	—
Assumed rate of increase in future compensation levels	1.8%	1.5%	—
Expected long-term rate of return on plan assets	2.0%	2.0%	—

Fund Financial Information
Therefore, the Company discloses the Fund financial information as of March 31, 2011 and 2012 as these were the most recent dates available.

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2012	2013	2012	2013	2011	2012	2013	2012	2013
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	809	781	790	No	No	—

Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Treasury Stock Activities

The following table summarizes treasury stock activities for the years ended March 31, 2012 and 2013:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2011	7,359,029	¥16,962
Acquisition through purchase of odd-lot shares	13,139	29
Sell upon request for purchase of odd-lot shares	(987)	(2)
Issuance in stock exchanges	(2,491,373)	(5,743)
Acquisition through purchase off odd-lot shares	40	0

Balance at March 31, 2012	4,879,848	¥11,246
Acquisition through purchase of odd-lot shares	3,409	6
Sell upon request for purchase of odd-lot shares	(1,317)	(2)

Balance at March 31, 2013	4,881,940	¥11,250

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at March 31, 2011, 2012 and 2013 were as follows:

	Millions of Yen
	2011	2012	2013
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥(18)	¥(2,158)	¥(2,613)
Current period other comprehensive (loss) income	(2,140)	(455)	3,646

Balance, end of year	¥(2,158)	¥(2,613)	¥1,033

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥1	¥(54)	¥(54)
Current period other comprehensive (loss) income	(55)	(0)	79

Balance, end of year	¥(54)	¥(54)	¥25

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥(158)	¥(335)	¥(52)
Current period other comprehensive (loss) income	(177)	283	3

Balance, end of year	¥(335)	¥(52)	¥(49)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥(175)	¥(2,547)	¥(2,719)
Current period other comprehensive (loss) income	(2,372)	(172)	3,728

Balance, end of year	¥(2,547)	¥(2,719)	¥1,009

Tax Effects on Each Component of Other Comprehensive Income (Loss) and Adjustments

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: settlement or amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)
Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

2012
Foreign currency translation adjustments	¥(412)	¥(43)	¥(455)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(0)	0	(0)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(0)	0	(0)

Pension liability adjustment:
Net loss arising during the year	186	(76)	110
Less: settlement or amortization of net gain	293	(120)	173

Pension liability adjustments, net	479	(196)	283
Other comprehensive loss	¥67	¥(239)	¥(172)

2013
Foreign currency translation adjustments	¥3,662	¥(16)	¥3,646

Net unrealized gains on available-for-sale securities:
Unrealized gains arising during the year	14	(5)	9
Less: reclassification adjustment for losses included in net income	109	(39)	70

Net unrealized gains	123	(44)	79

Pension liability adjustment:
Net loss arising during the year	—	—	—
Less: settlement or amortization of net gain	5	(2)	3

Pension liability adjustments, net	5	(2)	3

Other comprehensive loss	¥3,790	¥(62)	¥3,728

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Location and Fair Value Amounts of Derivative Instruments

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2012 and 2013 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2012		2013		2012		2013
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥(0)	—	—

Total derivatives		—		—		¥(0)		—

Gain or Loss Recognized in Earnings on Derivatives
The gain or loss recognized in earnings on derivatives for the year ended March 31, 2012 and 2013 were as follows:

	Location of gain or loss recognized in Income on Derivative	Millions of Yen
		For the year ended March 31, 2012	For the year ended March 31, 2013
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥87	¥(87)

Total		¥87	¥(87)

Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Fair Value of Derivative Financial Instruments

The estimated fair values of KONAMI’s financial instruments at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥429	¥429	¥440	¥440
Long-term debt, including current installments	(10,000)	(10,035)	(5,000)	(5,014)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—
Liabilities	(0)	(0)	—	—

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2012 and 2013, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥429	—	—	¥429

Total assets	¥429	—	—	¥429

Liabilities:
Derivatives	—	¥(0)	—	¥(0)

Total liabilities	—	¥(0)	—	¥(0)

	Millions of Yen
Year ended March 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥440	—	—	¥440

Total assets	¥440	—	—	¥440

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

Supplemental Disclosures to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Disclosures to Consolidated Statements of Cash Flows

	Millions of Yen
	2011	2012	2013
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,515	¥1,398	¥1,276
Income taxes	6,654	9,325	15,097
Acquisitions of new subsidiaries:
Fair value of assets acquired	15,733	—	—
Liabilities assumed	(9,178)	—	—
Goodwill	30	—	—
Gain on bargain purchase	(2,543)	—	—
Treasury stock	(4,721)	—	—
Cash paid, net of cash acquired	(679)	—	—
Property acquired under capital leases during the year	2,851	2,370	6
Recognition of tangible fixed assets due to asset retirement obligations	228	458	40

Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Revenue and Operating Income (loss)
Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥85,661	¥21,868	¥17,985	—	¥257,988
Intersegment	650	250	—	2	¥(902)	—

Total	133,124	85,911	21,868	17,987	(902)	257,988
Operating expenses	116,099	88,456	15,420	11,788	5,434	237,197

Operating income (loss)	¥17,025	¥(2,545)	¥6,448	¥6,199	¥(6,336)	¥20,791

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥139,710	¥82,429	¥25,212	¥18,407	—	¥265,758
Intersegment	690	126	—	23	¥(839)	—

Total	140,400	82,555	25,212	18,430	(839)	265,758
Operating expenses	107,379	79,726	18,556	14,251	4,896	224,808

Operating income	¥33,021	¥2,829	¥6,656	¥4,179	¥(5,735)	¥40,950

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥115,750	¥79,866	¥24,984	¥5,395	—	¥225,995
Intersegment	616	30	—	3	¥(649)	—

Total	116,366	79,896	24,984	5,398	(649)	225,995
Operating expenses	95,203	76,882	19,378	6,564	6,093	204,120

Operating income (loss)	¥21,163	¥3,014	¥5,606	¥(1,166)	¥(6,742)	¥21,875

Schedule of Segment Assets, Depreciation and Amortization and Capital Expenditures
Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥100,098	¥16,151	¥25,005	¥28,254	¥313,891
Depreciation and amortization	3,120	5,243	1,013	174	2,838	12,388
Capital expenditures	1,221	2,819	1,705	208	2,312	8,265

	(Millions of Yen)
Year ended March 31, 2012	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥162,387	¥98,150	¥18,528	¥20,327	¥28,614	¥328,006
Depreciation and amortization	1,957	4,331	1,349	299	1,862	9,798
Capital expenditures	1,156	1,850	3,222	532	3,930	10,690

	(Millions of Yen)
Year ended March 31, 2013	Digital Entertainment	Health & Fitness	Gaming & Systems	Pachinko & Pachinko Slot Machines	Corporate and Eliminations	Consolidated
Assets	¥161,510	¥96,087	¥21,135	¥19,906	¥24,310	¥322,948
Depreciation and amortization	2,530	4,079	1,736	342	1,826	10,513
Capital expenditures	1,844	2,127	1,548	516	3,364	9,399

Schedule of Geographic Information
Geographic information

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intercompany	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508

	(Millions of Yen)
Year ended March 31, 2012	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥208,641	¥35,955	¥14,561	¥6,601	¥265,758	—	¥265,758
Intercompany	12,557	3,706	512	234	17,009	¥(17,009)	—

Total	221,198	39,661	15,073	6,835	282,767	(17,009)	265,758
Operating expenses	189,256	32,277	14,149	6,234	241,916	(17,108)	224,808

Operating income	¥31,942	¥7,384	¥924	¥601	¥40,851	¥99	¥40,950

Property and equipment, net	¥57,815	¥4,191	¥56	¥189	¥62,251	—	¥62,251

	(Millions of Yen)
Year ended March 31, 2013	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥171,057	¥36,631	¥12,703	¥5,604	¥225,995	—	¥225,995
Intercompany	12,713	3,097	608	607	17,025	¥(17,025)	—

Total	183,770	39,728	13,311	6,211	243,020	(17,025)	225,995
Operating expenses	165,640	35,650	14,057	5,952	221,299	(17,179)	204,120

Operating income	¥18,130	¥4,078	¥(746)	¥259	¥21,721	¥154	¥21,875

Property and equipment, net	¥57,730	¥4,317	¥388	¥216	¥62,651	—	¥62,651

Subsequent event (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Unsecured Bonds with Interest Rates and Maturity Dates
The bonds have interest rates and maturity dates as follows:

Amount	Interest rate	Maturity date
5,000 millions of yen	0.460% per annum	September 1, 2017
5,000 millions of yen	0.527% per annum	September 3, 2018
5,000 millions of yen	0.659% per annum	September 3, 2019

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Cash and cash equivalents maturity period	3 months
Voting interest for investment in affiliate	20.40%	20.40%	20.40%
Percentage of benefits from tax positions realized upon settlement	50.00%
Membership fee revenue, deferral period	1 month
Package software, service period	6 months
Research and development expenses	¥ 2,412	¥ 2,444	¥ 2,163
Prepaid royalties	430	307
Shipping and handling expenses	2,152	2,594	2,692
Advertising expenses	¥ 11,455	¥ 9,017	¥ 8,947
Royalties and License Fees [Member]
Property, Plant and Equipment [Line Items]
Intangible assets useful life, minimum	2 months
Intangible assets useful life, maximum	12 months
Minimum [Member]
Property, Plant and Equipment [Line Items]
Voting interest for investment in affiliate	20.00%
Right to receive disposal services of machinery, exercisable period	5 years
Minimum [Member] | Building and structures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Minimum [Member] | Tools, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	2 years
Minimum [Member] | Software for Internal Use [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Voting interest for investment in affiliate	50.00%
Right to receive disposal services of machinery, exercisable period	7 years
Maximum [Member] | Building and structures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	50 years
Maximum [Member] | Tools, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	20 years
Maximum [Member] | Software for Internal Use [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies - Components of Basic and Diluted Net Income (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Organization And Summary Of Significant Accounting Policies [Line Items]
Net income available for KONAMI CORPORATION stockholders	¥ 13,174	¥ 23,012	¥ 12,934
Weighted-average common shares outstanding	138,619,128	138,433,751	134,065,450
Common stock and common stock equivalents	138,619,128	138,433,751	134,065,450
Net income attributable to KONAMI CORPORATION stockholders per common share:
Net income attributable to KONAMI CORPORATION stockholders per common share, Basic	¥ 95.04	¥ 166.23	¥ 96.48
Net income attributable to KONAMI CORPORATION stockholders per common share, Diluted	¥ 95.04	¥ 166.23	¥ 96.48

Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013 TAKASAGO [Member]	Mar. 31, 2011 TAKASAGO [Member]	Jul. 31, 2012 4K Acquisition Corp. [Member]	Mar. 31, 2013 4K Acquisition Corp. [Member]	Jul. 02, 2012 4K Acquisition Corp. [Member]	Mar. 31, 2013 4K Acquisition Corp. [Member] Merchandising and other contracts [Member]	Mar. 31, 2013 4K Acquisition Corp. [Member] Libraries [Member]	Mar. 31, 2013 Memberships in trade association [Member] TAKASAGO [Member]	Mar. 31, 2013 Patents [Member] TAKASAGO [Member]	Mar. 31, 2013 Trademarks [Member] TAKASAGO [Member]
Business Acquisition [Line Items]
Number of shares exchanged for one common share		0.052
Number of shares issued from treasury stock		2,593,000
Fair value of shares acquired		¥ 4,476
Acquisition related costs		27		43
Gross amount due under contract		1,617
Amount due under contract expected to be uncollectible		489
Acquired identifiable intangible assets		8,413				1,001	985	16	6,640	1,418	355
Weighted-average useful life of acquired identifiable intangible assets (in years)										17 years	20 years
Bargain purchase gain recognized	2,543		2,543
Revenues of acquiree			79
Loss before income taxes of acquiree			630
Acquisition of assets including merchandise rights						¥ 1,164
Amortized estimated useful lives					8 years

Business Combinations - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 TAKASAGO [Member]	Jul. 02, 2012 4K Acquisition Corp. [Member]
Current assets	¥ 6,686	¥ 125
Property and equipment	530	7
Identifiable intangible assets	8,413	1,001
Other assets	457	31
Total assets acquired	16,086	1,164
Current liabilities	5,352
Long-term liabilities	3,715
Total liabilities assumed	9,067
Net assets acquired	¥ 7,019

Business Combinations - Summary of Unaudited Pro Forma Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Total net revenues	¥ 260,566
Net income attributable to KONAMI CORPORATION	¥ 7,087

Investment in Affiliate - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investment in affiliate	¥ 2,247	¥ 2,184
Quoted market value of investment	¥ 2,549	¥ 1,847

Investment in Affiliate - Summary of Investment in Affiliate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Description of business	Management of resort facilities
Acquisition Date	March 2006
Ownership %	20.40%	20.40%	20.40%

Investment in Affiliate - Summary of Financial Information Accounted by Equity Method Investment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financial Position:
Property and equipment, net	¥ 11,090	¥ 11,361
Other assets, net	18,884	19,569
Total assets	29,974	30,930
Debt	8,400	7,642
Other liabilities	12,260	14,335
Noncontrolling interest	95	83
Total Resort Solution stockholders' equity	9,219	8,870
Total liabilities and equity	¥ 29,974	¥ 30,930

Investment in Affiliate - Summary of Operations Accounted by Equity Method Investment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operations:
Revenues	¥ 20,069	¥ 17,992	¥ 19,961
Cost of revenues	7,710	8,696	9,403
Selling, general and administrative expenses	11,718	9,177	10,430
Operating income	641	119	128
Interest expense, net	(181)	(151)	(122)
Other, net	58	524	321
Net income	¥ 518	¥ 492	¥ 327

Inventories - Schedule of Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finished products	¥ 7,813	¥ 7,158
Work in process	13,513	10,078
Raw materials and supplies	5,023	4,885
Total	¥ 26,349	¥ 22,121

Investments in Marketable Securities - Investments in Marketable Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	¥ 397	¥ 511
Available-for-sale securities, Gross unrealized gains	43	11
Available-for-sale securities, Gross unrealized (losses)		(93)
Available-for-sale securities, Fair value	440	429
Marketable equity securities [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	397	511
Available-for-sale securities, Gross unrealized gains	43	11
Available-for-sale securities, Gross unrealized (losses)		(93)
Available-for-sale securities, Fair value	¥ 440	¥ 429

Investments in Marketable Securities - Schedule of Gross Unrealized Losses on Available for Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, Fair value		¥ 1
Gross unrealized loss position for less than 12 months on available-for-sale securities, Unrealized losses		0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Fair value		129
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Unrealized losses		93
Marketable equity securities [Member]
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, Fair value		1
Gross unrealized loss position for less than 12 months on available-for-sale securities, Unrealized losses		0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Fair value		129
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Unrealized losses		¥ 93

Property and Equipment - Property and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property and equipment, at cost:
Land	¥ 14,542	¥ 14,532
Buildings and structures	77,796	75,301
Tools, furniture and fixtures	26,672	25,050
Construction in progress	2,050	182
Total	121,060	115,065
Less-Accumulated depreciation and amortization	(58,409)	(52,814)
Net property and equipment	¥ 62,651	¥ 62,251	¥ 59,508

Property and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	¥ 7,469	¥ 7,482	¥ 8,432
Great East Japan Earthquake [Member]
Property, Plant and Equipment [Line Items]
Pre-tax impairment charge			¥ 2,253

Goodwill and Identifiable Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Non-cash impairment charge			¥ 1,900
Aggregate amortization expense for identifiable intangible assets	¥ 399	¥ 280	¥ 197
Minimum [Member]
Goodwill [Line Items]
Intangible assets useful life (in years)	3 years
Maximum [Member]
Goodwill [Line Items]
Intangible assets useful life (in years)	20 years

Goodwill and Identifiable Intangible Assets - Changes in Carrying Amount of Goodwill by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Beginning Balance	¥ 21,875	¥ 21,880
Foreign currency translation adjustment	59	(5)
Ending Balance	21,934	21,875
Digital Entertainment [Member]
Goodwill [Line Items]
Beginning Balance	15,182	15,187
Foreign currency translation adjustment	59	(5)
Ending Balance	15,241	15,182
Health & Fitness [Member]
Goodwill [Line Items]
Beginning Balance	6,568	6,568
Foreign currency translation adjustment
Ending Balance	6,568	6,568
Gaming & Systems [Member]
Goodwill [Line Items]
Beginning Balance	125	125
Foreign currency translation adjustment
Ending Balance	¥ 125	¥ 125

Goodwill and Identifiable Intangible Assets - Intangible Assets Acquired in Connection with Acquisitions of Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Identifiable intangible assets subject to amortization:
Less-Accumulated amortization	¥ (1,274)	¥ (1,091)
Net amortized identifiable intangible assets	3,579	2,682
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	38,646	38,601
Total identifiable intangible assets	42,225	41,283
Franchise and other contracts [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	1,582	1,582
Customer relationships [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	418	418
Patents [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	1,418	1,418
Trademarks [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	355	355
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	31,653	31,653
Distribution and merchandising rights [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	985
Others [Member]
Identifiable intangible assets subject to amortization:
Identifiable intangible assets subject to amortization	95
Gaming licenses [Member]
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	353	308
Memberships [Member]
Identifiable intangible assets with an indefinite life:
Total unamortized identifiable intangible assets	¥ 6,640	¥ 6,640

Goodwill and Identifiable Intangible Assets - Schedule of Estimated Amortization Expense for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Impaired Intangible Assets [Abstract]
2014	¥ 457
2015	444
2016	377
2017	367
2018	¥ 367

Earthquake related impairment charges and expenses - Schedule of Losses and Expenses Related to Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Impairment charge of identifiable intangible assets			¥ 1,900
Total		342	4,455
Great East Japan Earthquake [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges of long-lived assets			2,253
Impairment charge of identifiable intangible assets			1,900
Write-offs of damaged property and equipment			186
Repair expenses and others		342	116
Total		¥ 342	¥ 4,455

Other Assets - Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Other Assets [Line Items]
Capitalized computer software, net	¥ 5,893	¥ 4,635
Investments in non-marketable securities	706	613
Other	4,869	4,968
Total other assets	¥ 11,468	¥ 10,216

Other Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Other Assets [Line Items]
Acquired computer software for internal use	¥ 3,901	¥ 3,510
Amortization expense of computer software	2,595	1,993	3,637
Amortization expense of other intangible assets	¥ 50	¥ 43	¥ 122

Other Assets - Capitalized Computer Software (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Other Assets [Line Items]
Capitalized computer software, at cost	¥ 27,408	¥ 23,913
Less-Accumulated amortization	(21,515)	(19,278)
Capitalized computer software, net	¥ 5,893	¥ 4,635

Other Assets - Estimated Amortization Expense of Computer Software (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Schedule Of Other Assets [Line Items]
2014	¥ 457
2015	444
2016	377
2017	367
2018	367
Computer software [Member]
Schedule Of Other Assets [Line Items]
2014	2,469
2015	1,516
2016	981
2017	620
2018	¥ 307

Short-term Borrowings and Long-term Debt - Summary of Short-term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Unsecured short-term borrowings from banks	¥ 4,681	¥ 2,300
Short-term borrowings	¥ 4,681	¥ 2,300

Short-term Borrowings and Long-term Debt - Additional Information (Detail)	12 Months Ended				1 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 USD ($)	Sep. 05, 2007 JPY (¥)	Nov. 07, 2006 Previous Credit Facility [Member] JPY (¥) Y
Debt Disclosure [Line Items]
Weighted-average interest rates on short-term borrowings		0.61%	0.61%
Interest rates on borrowings, minimum	0.46%	0.53%
Interest rates on borrowings, maximum	0.85%	0.65%
Short-term borrowings from banks loans denominated in foreign currencies	¥ 1,881,000,000		$ 20,000,000
Aggregate amount of unsecured bonds issued				15,000,000,000
Lines of credit available for immediate borrowings		25,000,000,000			20,000,000,000
Line of credit, expiration period (in years)					5
Commitment fee paid for credit line agreements	¥ 19,000,000	¥ 16,000,000

Short-term Borrowings and Long-term Debt - Summary of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Total long-term debt	¥ 5,000	¥ 10,000
Less: current portion	(5,000)	(5,000)
Long-term debt, non-current portion		5,000
Unsecured bonds due in September 2012 [Member]
Debt Disclosure [Line Items]
Unsecured bonds		5,000
Unsecured bonds due in September 2013 [Member]
Debt Disclosure [Line Items]
Unsecured bonds	¥ 5,000	¥ 5,000

Short-term Borrowings and Long-term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Mar. 31, 2013
Unsecured bonds due in September 2012 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	1.61%
Unsecured bonds due in September 2013 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	1.73%

Short-term Borrowings and Long-term Debt - Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Line Items]
2014	¥ 5,000

Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Capital Leased Assets [Line Items]
Asset sold and leased back		¥ 1,547	¥ 1,975
Sale-leaseback contractual terms (in years)		10
Rental expenses for operating leases	18,172	18,255	18,438
Building and structures [Member]
Capital Leased Assets [Line Items]
Asset sold and leased back		759
Tools, furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Asset sold and leased back		¥ 788	¥ 1,975
Maximum [Member]
Capital Leased Assets [Line Items]
Capital lease contractual terms range (in years)		10 years
Minimum [Member]
Capital Leased Assets [Line Items]
Capital lease contractual terms range (in years)		3 years

Leases - Assets and Related Accumulated Amortization under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (18,130)	¥ (14,224)
Net leased property	7,431	11,836
Building and structures [Member]
Capital Leased Assets [Line Items]
Gross leased property	21,479	21,476
Tools, furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Gross leased property	¥ 4,082	¥ 4,584

Leases - Schedule of Future Minimum Lease Payments for Capital and Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Operating Leased Assets [Line Items]
Operating Leases, 2014	¥ 9,857
Operating Leases, 2015	9,684
Operating Leases, 2016	9,601
Operating Leases, 2017	9,423
Operating Leases, 2018	8,446
Operating Leases, 2019 and thereafter	38,240
Operating Leases, Total minimum lease payments	85,251
Capital Leases and Financing Obligations, 2014	3,176
Capital Leases and Financing Obligations, 2015	3,073
Capital Leases and Financing Obligations, 2016	2,892
Capital Leases and Financing Obligations, 2017	2,675
Capital Leases and Financing Obligations, 2018	2,468
Capital Leases and Financing Obligations, 2019 and thereafter	17,493
Capital Leases and Financing Obligations, Total minimum lease payments	31,777
Less: amount representing interest	(7,023)
Present value of net minimum lease payments	24,754
Less: current portion	(2,166)	(2,458)
Non-current portion	¥ 22,588	¥ 24,803

Asset Retirement Obligations - Schedule of Asset Retirement Obligations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Asset Retirement Obligations [Line Items]
Balance at beginning of year	¥ 3,489	¥ 3,424
Accretion expense	84	85
Liabilities settled	(380)	(478)
Additional liabilities incurred	40	458
Changes in estimates, including timing	(50)	0
Balance at end of year	¥ 3,183	¥ 3,489

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Corporate tax rate	28.00%	30.00%	30.00%
Coporate inhabitant tax rate	20.70%	20.70%	20.70%
Enterprise tax rate	7.50%	7.50%	7.50%
Statutory income tax rate	38.00%	40.90%	40.90%
Net change in the total valuation allowance	¥ 843	¥ 1,945	¥ 10,996
Operating loss carryforwards	¥ 46,654
April 1, 2012 to March 31, 2015 [Member]
Income Taxes [Line Items]
Aggregate statutory income tax rate	38.00%	38.00%
April 1, 2015 and thereafter [Member]
Income Taxes [Line Items]
Aggregate statutory income tax rate	35.60%	35.60%

Income Taxes - Income before Income Taxes and Equity in Net Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income before income taxes and equity in income of an affiliated company:
Income before income taxes and equity in income of an affiliated company, Japan	¥ 18,385	¥ 31,066	¥ 8,756
Income before income taxes and equity in income of an affiliated company, Foreign	3,530	8,960	10,326
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	21,915	40,026	19,082
Income taxes-Current:
Income taxes-Current, Japan	8,736	12,538	5,413
Income taxes-Current, Foreign	363	1,579	1,906
Income taxes-Current, Total	9,099	14,117	7,319
Income taxes-Deferred:
Income taxes-Deferred, Japan	21	2,574	(1,557)
Income taxes-Deferred, Foreign	(647)	250	639
Income taxes-Deferred, Total	¥ (626)	¥ 2,824	¥ (918)

Income Taxes - Significant Components of Total Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax [Line Items]
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥ 8,473	¥ 16,941	¥ 6,401
Equity in net income (loss) of an affiliated company	22	22	(6)
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	44	0	(33)
Foreign currency translation adjustment	16	43
Pension liability adjustment	2	196	(122)
Total income taxes	¥ 8,557	¥ 17,202	¥ 6,240

Income Taxes - Reconciliations of Differences between Statutory Income Tax Rates and Effective Income Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax [Line Items]
Statutory income tax rate	38.00%	40.90%	40.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.30%	1.00%	1.80%
Non-taxable income	(0.10%)	(0.10%)	(0.10%)
Change in valuation allowance	(2.40%)	(1.70%)	1.50%
Dividend of overseas subsidiaries	0.30%	0.40%	0.70%
Adjustment of estimated income tax accruals	0.40%	(0.50%)	1.40%
Unrecognized tax benefits	2.20%	0.00%	(4.30%)
Tax credit, principally research	(1.20%)	(1.10%)	(5.40%)
Effect of tax rate changes		3.00%
Other, net	0.20%	0.40%	(2.90%)
Effective income tax rate	38.70%	42.30%	33.60%

Income Taxes - Effects of Temporary Differences That Give Rise to Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Accrued enterprise taxes	¥ 665	¥ 1,091
Accrued expenses	3,814	3,210
Accrued pension and severance costs	548	813
Allowance for doubtful accounts	343	224
Inventories	15,377	15,733
Net operating loss carryforwards	14,440	14,401
Property and equipment basis differences	3,697	3,596
Asset retirement obligations	1,236	1,314
Deferred revenue	414	767
Investments in affiliate	1,335	1,354
Other	2,706	2,294
Gross deferred tax assets	44,575	44,797
Less valuation allowance	(9,487)	(10,330)
Total deferred tax assets	35,088	34,467
Deferred tax liabilities:
Intangible assets	(14,634)	(14,809)
Investments in subsidiaries	(1,139)	(1,123)
Other	(1,486)	(1,479)
Gross deferred tax liabilities	(17,259)	(17,411)
Net deferred tax assets	¥ 17,829	¥ 17,056

Income Taxes - Net Deferred Tax Assets Included in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Current assets: Deferred income taxes, net	¥ 20,749	¥ 20,503
Investments and other assets:
Investments and other assets: Deferred income taxes, net	1,875	976
Current liabilities:
Current liabilities: Other current liabilities, net	(371)	(399)
Long-term liabilities:
Long-term liabilities: Deferred income taxes, net	(4,424)	(4,024)
Net deferred tax assets	¥ 17,829	¥ 17,056

Income Taxes - Summary of Operating Loss Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Income Tax [Line Items]
2014	¥ 5,058
2015	5,664
2018	9,443
2019	12,244
2020	3,122
2021	8,764
2022 and thereafter	2,359
Total	¥ 46,654

Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Balance at beginning of year	¥ 1,006		¥ 706
Additions for tax positions of prior years	2,331	1,006
Settlements with taxing authorities	(3,337)		(706)
Balance at end of year		¥ 1,006

Severance and Retirement Plans - Reconciliation of Beginning and Ending Balances of Benefit Obligations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013
Change in benefit obligation:
Benefit obligation, beginning of year	¥ 3,246
Change in benefit obligation: Service cost	132	254
Change in benefit obligation: Interest cost	15	33
Change in benefit obligation: Benefits paid	(1,406)
Change in benefit obligation: Effects of transitions to defined contribution plans	(1,759)
Change in benefit obligation: Curtailments and settlements	(228)
Benefit obligation, end of year		(3,246)
Change in plan assets:
Fair value of plan assets, beginning of year	1,403
Change in plan assets: Actual return on plan assets	14
Change in plan assets: Employer contribution	100
Change in plan assets: Benefits paid	(487)
Change in plan assets: Effects of transitions to defined contribution plans	(1,011)
Change in plan assets: Curtailments and settlements	(19)
Fair value of plan assets, end of year		1,403
Funded status, end of year

Severance and Retirement Plans - Recognized Accumulated Other Comprehensive Loss (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss	¥ (49)	¥ (52)
Accumulated other comprehensive income (loss)	¥ (49)	¥ (52)

Severance and Retirement Plans - Components of Net Periodic Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the year		¥ 132	¥ 254
Interest cost on projected benefit obligation		15	33
Expected return on plan assets		(14)	(26)
Recognized actuarial gain or loss		20	20
Settlement gain or loss	5	292	(103)
Loss from special termination benefit		769
Net periodic cost	¥ 5	¥ 1,214	¥ 178

Severance and Retirement Plans - Weighted Average Assumptions Used to Determine Net Periodic Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Weighted-average assumptions:
Weighted-average assumptions: Discount rate		0.90%	0.90%
Weighted-average assumptions: Assumed rate of increase in future compensation levels		1.50%	1.80%
Weighted-average assumptions: Expected long-term rate of return on plan assets		2.00%	2.00%

Severance and Retirement Plans - Fund Financial Information (Detail) (Kanto IT Software Pension Fund [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Kanto IT Software Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
EIN/Pension Plan Number	N/A
Pension Protection Act Zone Status	N/A	N/A
FIP/RP Status Pending/Implemented	No	No
Contributions	¥ 790	¥ 781	¥ 809
Surcharge Imposed	No	No

Severance and Retirement Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to the plan for the next year	¥ 780
Accrued liability for retirement benefits	1,096	1,096
Aggregated amount of assets transferred to the contribution plans		1,759
Amount of assets not transferred to the contribution plans	520	637
Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans amount	249	150
Other current liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of assets not transferred to the contribution plans	85	92
Accrued pension and severance costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of assets not transferred to the contribution plans	435	545
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of contributions to total Fund	5.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets transition to contribution plans period, in years		8 years
Kanto IT Software Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan asset		186,190	171,945
Accumulated pension benefit obligations		186,649	172,108
Accumulated benefit obligations in excess of total assets		459	163
Accumulated benefit obligations in excess of total assets, percentage		(0.20%)	(0.10%)
Contributions to multi-employer contributory plan	¥ 790	¥ 781	¥ 809

Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Retained Earnings Adjustments [Line Items]
Retained earnings available for dividends	¥ 108,319
Minimum percentage of aggregate amount of cash dividends of retained earnings associated with cash outlays	10.00%
Minimum percentage of legal reserve and additional paid-in-capital equals to common stock	25.00%

Stockholders' Equity - Summary of Treasury Stock Activities (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock Repurchase Program [Line Items]
Treasury Stock, Shares, Beginning Balance	4,879,848	7,359,029
Acquisition through purchase of odd-lot shares, Shares	3,409	13,139
Sell upon request for purchase of odd-lot shares, Shares	(1,317)	(987)
Issuance in stock exchanges, Shares		(2,491,373)
Acquisition through purchase off odd-lot shares, Shares		40
Treasury Stock, Shares, Ending Balance	4,881,940	4,879,848
Treasury Stock, Value, Beginning Balance	¥ 11,246	¥ 16,962
Acquisition through purchase of odd-lot shares, Value	6	29
Sell upon request for purchase of odd-lot shares, Value	(2)	(2)
Issuance in stock exchanges, Value		(5,743)
Acquisition through purchase off odd-lot shares, Value		0
Treasury Stock, Value, Ending Balance	¥ 11,250	¥ 11,246

Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments, net of tax: Balance, beginning of year	¥ (2,613)	¥ (2,158)	¥ (18)
Current period other comprehensive (loss) income	3,646	(455)	(2,140)
Foreign currency translation adjustments, net of tax: Balance, end of year	1,033	(2,613)	(2,158)
Net unrealized gains (losses) on available-for-sale securities, net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, beginning of year	(54)	(54)	1
Current period other comprehensive (loss) income	79	0	(55)
Net unrealized gains (losses) on available-for-sale securities, net of tax: Balance, end of year	25	(54)	(54)
Adjustment on retirement benefits, net of tax:
Adjustment on retirement benefits, net of tax: Balance, beginning of year	(52)	(335)	(158)
Current period other comprehensive (loss) income	3	283	(177)
Adjustment on retirement benefits, net of tax: Balance, end of year	(49)	(52)	(335)
Total accumulated other comprehensive income (loss), net of tax:
Total accumulated other comprehensive income (loss), net of tax, Balance, beginning of year	(2,719)	(2,547)	(175)
Current period other comprehensive (loss) income	3,728	(172)	(2,372)
Total accumulated other comprehensive income (loss), net of tax, Balance, end of year	¥ 1,009	¥ (2,719)	¥ (2,547)

Other Comprehensive Income (Loss) - Tax Effects on Each Component of Other Comprehensive Income (Loss) and Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustments, Pretax amount	¥ 3,662	¥ (412)	¥ (2,140)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains arising during the year, Pretax amount	14	0	(88)
Less: reclassification adjustment for gains included in net income, Pretax amount	109
Net unrealized gains, Pretax amount	123	0	(88)
Pension liability adjustment:
Net loss arising during the year, Pretax amount		186	(318)
Less: settlement or amortization of net gain, Pretax amount	5	293	19
Pension liability adjustments, net, Pretax amount	5	479	(299)
Other comprehensive loss, Pretax amount	3,790	67	(2,527)
Foreign currency translation adjustments, Tax (expense) or benefit	(16)	(43)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains arising during the year, Tax (expense) or benefit	(5)	0	33
Less: reclassification adjustment for gains (losses) included in net income, Tax (expense) or benefit	(39)
Net unrealized gains, Tax (expense) or benefit	(44)	0	33
Pension liability adjustment:
Net loss arising during the year, Tax (expense) or benefit		(76)	130
Less: settlement or amortization of net gain, Tax (expense) or benefit	(2)	(120)	(8)
Pension liability adjustments, net, Tax (expense) or benefit	(2)	(196)	122
Other comprehensive loss, Tax (expense) or benefit	(62)	(239)	155
Foreign currency translation adjustments, Net of tax amount	3,646	(455)	(2,140)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains arising during the year, Net of tax amount	9	0	(55)
Less: reclassification adjustment for gains included in net income, Net of tax amount	70
Net unrealized gains, Net of tax amount	79	0	(55)
Pension liability adjustment:
Net loss arising during the year, Net of tax amount		110	(188)
Less: settlement or amortization of net gain, Net of tax amount	3	173	11
Pension liability adjustments, net, Net of tax amount	3	283	(177)
Other comprehensive loss, Net of tax amount	¥ 3,728	¥ (172)	¥ (2,372)

Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange net gain or losses	¥ 1,285	¥ 331	¥ (342)
Forward exchange contracts [Member]
Derivative Instruments And Hedging Activities [Line Items]
Notional amount of forward exchange contracts		493
Foreign exchange net gain or losses	¥ 1,285	¥ 331	¥ (342)
Minimum [Member]
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange forward contracts term (in months)	3 months
Maximum [Member]
Derivative Instruments And Hedging Activities [Line Items]
Foreign exchange forward contracts term (in months)	6 months

Derivative Financial Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (Liability derivatives [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Derivatives not designated as hedging instruments:
Total Derivative Liability, Fair value	¥ 0
Not designated as hedging instruments [Member] | Forward exchange contracts [Member] | Other current liabilities [Member]
Derivatives not designated as hedging instruments:
Total Derivative Liability, Fair value	¥ 0

Derivative Financial Instruments - Gain or Loss Recognized in Earnings on Derivatives (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments And Hedging Activities [Line Items]
Total	¥ (87)	¥ 87
Not designated as hedging instruments [Member] | Forward exchange contracts [Member] | Foreign currency exchange gain (loss), net [Member]
Derivative Instruments And Hedging Activities [Line Items]
Total	¥ (87)	¥ 87

Fair Value of Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in marketable securities, Carrying amount	¥ 440	¥ 429
Long-term debt, including current installments, Carrying amount	(5,000)	(10,000)
Foreign exchange forward contracts, Assets, Carrying amount
Foreign exchange forward contracts, Liabilities, Carrying amount		0
Investments in marketable securities, Estimated fair value	440	429
Long-term debt, including current installments, Estimated fair value	(5,014)	(10,035)
Foreign exchange forward contracts, Assets, Estimated fair value
Foreign exchange forward contracts, Liabilities, Estimated fair value		¥ 0

Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	¥ 440	¥ 429
Total assets	440	429
Derivatives		0
Total liabilities		0
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	440	429
Total assets	440	429
Derivatives
Total liabilities
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities
Total assets
Derivatives		0
Total liabilities		0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities
Total assets
Derivatives
Total liabilities

Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
ROKUROKUSOU LLC [Member]
Related Party Transaction [Line Items]
Acquisition of certain fixed assets	¥ 1,336
Kozuki Capital Corporation [Member]
Related Party Transaction [Line Items]
Acquisition of certain fixed assets	¥ 685

Supplemental Disclosures to Consolidated Statements of Cash Flows - Supplemental Disclosures to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the year for:
Interest, excluding interest capitalized	¥ 1,276	¥ 1,398	¥ 1,515
Income taxes	15,097	9,325	6,654
Acquisitions of new subsidiaries:
Fair value of assets acquired			15,733
Liabilities assumed			(9,178)
Goodwill			30
Gain on bargain purchase			(2,543)
Treasury stock			(4,721)
Cash paid, net of cash acquired			(679)
Property acquired under capital leases during the year	6	2,370	2,851
Recognition of tangible fixed assets due to asset retirement obligations	¥ 40	¥ 458	¥ 228

Segment Information - Schedule of Revenue and Operating Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net revenues:
External Customers	¥ 225,995	¥ 265,758	¥ 257,988
Total	225,995	265,758	257,988
Operating expenses	204,120	224,808	237,197
Operating income (loss)	21,875	40,950	20,791
Digital Entertainment [Member]
Net revenues:
External Customers	115,750	139,710	132,474
Intersegment	616	690	650
Total	116,366	140,400	133,124
Operating expenses	95,203	107,379	116,099
Operating income (loss)	21,163	33,021	17,025
Health & Fitness [Member]
Net revenues:
External Customers	79,866	82,429	85,661
Intersegment	30	126	250
Total	79,896	82,555	85,911
Operating expenses	76,882	79,726	88,456
Operating income (loss)	3,014	2,829	(2,545)
Gaming & Systems [Member]
Net revenues:
External Customers	24,984	25,212	21,868
Total	24,984	25,212	21,868
Operating expenses	19,378	18,556	15,420
Operating income (loss)	5,606	6,656	6,448
Pachinko & Pachinko Slot Machines [Member]
Net revenues:
External Customers	5,395	18,407	17,985
Intersegment	3	23	2
Total	5,398	18,430	17,987
Operating expenses	6,564	14,251	11,788
Operating income (loss)	(1,166)	4,179	6,199
Corporate and Eliminations [Member]
Net revenues:
Intersegment	(649)	(839)	(902)
Total	(649)	(839)	(902)
Operating expenses	6,093	4,896	5,434
Operating income (loss)	¥ (6,742)	¥ (5,735)	¥ (6,336)

Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Segment Reporting Information [Line Items]
Non-cash earthquake related impairment charges and expenses	¥ 4,429
Bargain purchase gain recognized	2,543
Health & Fitness [Member]
Segment Reporting Information [Line Items]
Non-cash earthquake related impairment charges and expenses	4,358
Pachinko & Pachinko Slot Machines [Member]
Segment Reporting Information [Line Items]
Non-cash earthquake related impairment charges and expenses	71
Bargain purchase gain recognized	¥ 2,543

Segment Information - Schedule of Segment Assets, Depreciation and Amortization and Capital Expenditures (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Information [Line Items]
Assets	¥ 322,948	¥ 328,006	¥ 313,891
Depreciation and amortization	10,513	9,798	12,388
Capital expenditures	9,399	10,690	8,265
Digital Entertainment [Member]
Segment Information [Line Items]
Assets	161,510	162,387	144,383
Depreciation and amortization	2,530	1,957	3,120
Capital expenditures	1,844	1,156	1,221
Health & Fitness [Member]
Segment Information [Line Items]
Assets	96,087	98,150	100,098
Depreciation and amortization	4,079	4,331	5,243
Capital expenditures	2,127	1,850	2,819
Gaming & Systems [Member]
Segment Information [Line Items]
Assets	21,135	18,528	16,151
Depreciation and amortization	1,736	1,349	1,013
Capital expenditures	1,548	3,222	1,705
Pachinko & Pachinko Slot Machines [Member]
Segment Information [Line Items]
Assets	19,906	20,327	25,005
Depreciation and amortization	342	299	174
Capital expenditures	516	532	208
Corporate and Eliminations [Member]
Segment Information [Line Items]
Assets	24,310	28,614	28,254
Depreciation and amortization	1,826	1,862	2,838
Capital expenditures	¥ 3,364	¥ 3,930	¥ 2,312

Segment Information - Schedule of Geographic Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net revenues:
External Customers	¥ 225,995	¥ 265,758	¥ 257,988
Total net revenues	225,995	265,758	257,988
Operating expenses	204,120	224,808	237,197
Operating income	21,875	40,950	20,791
PROPERTY AND EQUIPMENT, net	62,651	62,251	59,508
Japan [Member]
Net revenues:
External Customers	171,057	208,641	194,431
Intercompany	12,713	12,557	17,368
Total net revenues	183,770	221,198	211,799
Operating expenses	165,640	189,256	201,244
Operating income	18,130	31,942	10,555
PROPERTY AND EQUIPMENT, net	57,730	57,815	56,742
United States [Member]
Net revenues:
External Customers	36,631	35,955	36,870
Intercompany	3,097	3,706	1,837
Total net revenues	39,728	39,661	38,707
Operating expenses	35,650	32,277	32,144
Operating income	4,078	7,384	6,563
PROPERTY AND EQUIPMENT, net	4,317	4,191	2,460
Europe [Member]
Net revenues:
External Customers	12,703	14,561	19,525
Intercompany	608	512	1,661
Total net revenues	13,311	15,073	21,186
Operating expenses	14,057	14,149	18,670
Operating income	(746)	924	2,516
PROPERTY AND EQUIPMENT, net	388	56	77
Asia/Oceania [Member]
Net revenues:
External Customers	5,604	6,601	7,162
Intercompany	607	234	710
Total net revenues	6,211	6,835	7,872
Operating expenses	5,952	6,234	6,687
Operating income	259	601	1,185
PROPERTY AND EQUIPMENT, net	216	189	229
Total [Member]
Net revenues:
External Customers	225,995	265,758	257,988
Intercompany	17,025	17,009	21,576
Total net revenues	243,020	282,767	279,564
Operating expenses	221,299	241,916	258,745
Operating income	21,721	40,851	20,819
PROPERTY AND EQUIPMENT, net	62,651	62,251	59,508
Eliminations [Member]
Net revenues:
Intercompany	(17,025)	(17,009)	(21,576)
Total net revenues	(17,025)	(17,009)	(21,576)
Operating expenses	(17,179)	(17,108)	(21,548)
Operating income	¥ 154	¥ 99	¥ (28)

Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Long-term Purchase Commitment [Line Items]
Amount spent on orders placed for purchases of property and equipment and other assets	¥ 16,833

Subsequent event - Schedule of Unsecured Bonds with Interest Rates and Maturity Dates (Detail) (Subsequent event [Member], JPY ¥) In Millions, unless otherwise specified	1 Months Ended
Sep. 03, 2013
Unsecured bonds due in September 1, 2017 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, Amount	¥ 5,000
Unsecured bonds, Interest rate	0.46%
Unsecured bonds, Maturity date	Sep 1, 2017
Unsecured bonds due in September 3, 2018 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, Amount	5,000
Unsecured bonds, Interest rate	0.53%
Unsecured bonds, Maturity date	Sep 3, 2018
Unsecured bonds due in September 3, 2019 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, Amount	¥ 5,000
Unsecured bonds, Interest rate	0.66%
Unsecured bonds, Maturity date	Sep 3, 2019

Subsequent event - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 05, 2007	Sep. 03, 2013 Subsequent event [Member]
Debt Disclosure [Line Items]
Aggregate amount of unsecured bonds issued	¥ 15,000	¥ 15,000

Schedule II - Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	¥ 609	¥ 563	¥ 773
Charged to Revenue, Costs and Expenses	266	44	(192)
Charged (Credited) to Other Accounts	11	2	(18)
Balance at end of the year	886	609	563
Trade accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	380	275	680
Charged to Revenue, Costs and Expenses	292	103	(149)
Charged (Credited) to Other Accounts	11	2	(256)
Balance at end of the year	683	380	275
Other assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	229	288	93
Charged to Revenue, Costs and Expenses	(26)	(59)	(43)
Charged (Credited) to Other Accounts			238
Balance at end of the year	203	229	288
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	10,330	12,275	1,279
Acquisitions			10,670
Charged to Revenue, Costs and Expenses	(523)	(673)	367
Deductions	(320)	(1,272)	(41)
Balance at end of the year	¥ 9,487	¥ 10,330	¥ 12,275